UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.2%)
Abercrombie & Fitch Co. Cl A	6,883	317,995
Amazon.com, Inc.*	31,372	8,360,324
Apollo Group, Inc.*	8,497	147,763
AutoNation, Inc.*	3,297	144,244
AutoZone, Inc.*	3,089	1,225,623
Bed Bath & Beyond, Inc.*	19,257	1,240,536
Best Buy Co., Inc.	22,732	503,514
BorgWarner, Inc.*	9,929	767,909
Cablevision Systems Corp. Cl A	17,927	268,188
CarMax, Inc.*	19,335	806,270
Carnival Corp.	38,817	1,331,423
CBS Corp. Cl B	49,895	2,329,598
Chipotle Mexican Grill, Inc.*	2,672	870,725
Coach, Inc.	23,698	1,184,663
Comcast Corp. Cl A	227,212	9,545,176
D.R. Horton, Inc.	24,069	584,877
Darden Restaurants, Inc.	10,977	567,291
Delphi Automotive PLC	25,011	1,110,488
DIRECTV*	46,178	2,614,137
Discovery Communications, Inc. Cl A*	21,257	1,673,776
Disney (Walt) Co.	154,909	8,798,831
Dollar General Corp.*	26,382	1,334,402
Dollar Tree, Inc.*	19,565	947,533
Expedia, Inc.	8,043	482,660
Family Dollar Stores, Inc.	8,280	488,934
Ford Motor Co.	336,255	4,421,753
Fossil, Inc.*	4,601	444,457
GameStop Corp. Cl A	10,386	290,496
Gannett Co., Inc.	19,674	430,270
Gap, Inc.	25,372	898,169
Garmin Ltd.	9,475	313,054
Genuine Parts Co.	13,300	1,037,400
Goodyear Tire & Rubber Co.*	20,839	262,780
H&R Block, Inc.	23,558	693,076
Harley-Davidson, Inc.	19,176	1,022,081
Harman Int’l. Industries, Inc.	5,792	258,497
Hasbro, Inc.	9,703	426,350
Home Depot, Inc.	129,347	9,025,834
International Game Technology	22,866	377,289
Interpublic Group of Cos., Inc.	35,646	464,467
Johnson Controls, Inc.	58,541	2,053,033
Kohl’s Corp.	18,112	835,507
Leggett & Platt, Inc.	12,317	416,068
Lennar Corp. Cl A	14,256	591,339
Limited Brands, Inc.*	20,215	902,802
Lowe’s Cos., Inc.	95,486	3,620,829
Macy’s, Inc.	34,240	1,432,602
Marriott International, Inc. Cl A	20,923	883,578
Mattel, Inc.	29,461	1,290,097
McDonald’s Corp.	85,956	8,568,954
Netflix, Inc.*	4,852	919,017
Newell Rubbermaid, Inc.	24,804	647,384
News Corp. Cl A	171,992	5,249,196
NIKE, Inc. Cl B	61,901	3,652,778
Nordstrom, Inc.	12,858	710,147
O’Reilly Automotive, Inc.*	9,447	968,790
Omnicom Group, Inc.	22,260	1,311,114

Penney (J.C.) Co., Inc.	11,995	181,244
PetSmart, Inc.	9,163	569,022
Priceline.com, Inc.*	4,266	2,934,709
Pulte Homes, Inc.*	28,883	584,592
PVH Corp.	6,637	708,898
Ralph Lauren Corp.	5,218	883,460
Ross Stores, Inc.	18,727	1,135,231
Scripps Networks Interactive, Inc. Cl A	7,339	472,191
Staples, Inc.	57,600	773,568
Starbucks Corp.	64,067	3,649,256
Starwood Hotels & Resorts	16,597	1,057,727
Target Corp.	56,009	3,833,816
Tiffany & Co.	10,178	707,778
Time Warner Cable, Inc.	25,184	2,419,175
Time Warner, Inc.	80,703	4,650,107
TJX Cos., Inc.	62,418	2,918,042
TripAdvisor, Inc.*	9,411	494,266
Urban Outfitters, Inc.*	9,409	364,505
V.F. Corp.	7,497	1,257,622
Viacom, Inc. Cl B	39,223	2,414,960
Washington Post Co. Cl B	386	172,542
Whirlpool Corp.	6,821	808,016
Wyndham Worldwide Corp.	11,724	755,964
Wynn Resorts Ltd.	6,818	853,341
Yum! Brands, Inc.	38,543	2,772,783
		139,438,903
CONSUMER STAPLES (10.6%)
Altria Group, Inc.	172,710	5,939,497
Archer-Daniels-Midland Co.	56,312	1,899,404
Avon Products, Inc.	37,024	767,508
Beam, Inc.	13,716	871,515
Brown-Forman Corp. Cl B	12,929	923,131
Campbell Soup Co.	15,462	701,356
Clorox Co.	11,248	995,785
Coca-Cola Co.	329,974	13,344,149
Coca-Cola Enterprises, Inc.	22,399	826,971
Colgate-Palmolive Co.	38,038	4,489,625
ConAgra Foods, Inc.	35,629	1,275,874
Constellation Brands, Inc. Cl A*	12,965	617,653
Costco Wholesale Corp.	37,516	3,980,823
CVS Caremark Corp.	105,019	5,774,995
Dean Foods Co.*	15,774	285,983
Dr. Pepper Snapple Group, Inc.	17,350	814,583
Estee Lauder Cos., Inc. Cl A	20,755	1,328,943
General Mills, Inc.	55,315	2,727,583
Heinz (H.J.) Co.	27,434	1,982,655
Hershey Co.	12,921	1,130,975
Hormel Foods Corp.	11,391	470,676
J.M. Smucker Co.	9,199	912,173
Kellogg Co.	21,354	1,375,838
Kimberly-Clark Corp.	33,463	3,278,705
Kraft Foods Group, Inc.	50,899	2,622,825
Kroger Co.	43,963	1,456,934
Lorillard, Inc.	32,581	1,314,643
McCormick & Co., Inc.	11,382	837,146
Mead Johnson Nutrition Co.	17,015	1,317,812
Molson Coors Brewing Co. Cl B	13,359	653,656
Mondelez International, Inc. Cl A	151,575	4,639,711
Monster Beverage Corp.*	12,042	574,885
PepsiCo, Inc.	132,126	10,452,488
Philip Morris Int’l., Inc.	140,784	13,052,085
Proctor & Gamble Co.	234,670	18,083,670
Reynolds American, Inc.	27,660	1,230,593
Safeway, Inc.	19,965	526,078
Sysco Corp.	50,103	1,762,123

Tyson Foods, Inc. Cl A	24,196	600,545
Wal-Mart Stores, Inc.	144,147	10,786,520
Walgreen Co.	73,701	3,514,064
Whole Foods Market, Inc.	15,008	1,301,944
		131,444,122
ENERGY (10.5%)
Anadarko Petroleum Corp.	42,836	3,746,008
Apache Corp.	33,209	2,562,406
Baker Hughes, Inc.	37,477	1,739,308
Cabot Oil & Gas Corp.	18,294	1,236,857
Cameron International Corp.*	20,965	1,366,918
Chesapeake Energy Corp.	44,097	900,020
Chevron Corp.	166,873	19,827,850
ConocoPhillips	104,947	6,307,315
CONSOL Energy, Inc.	19,211	646,450
Denbury Resources, Inc.*	31,870	594,376
Devon Energy Corp.	32,019	1,806,512
Diamond Offshore Drilling, Inc.	5,935	412,839
Ensco PLC Cl A	19,904	1,194,240
EOG Resources, Inc.	23,187	2,969,559
EQT Corp.	13,023	882,308
Exxon Mobil Corp.	384,422	34,640,261
FMC Technologies, Inc.*	20,247	1,101,234
Halliburton Co.	80,059	3,235,184
Helmerich & Payne, Inc.	8,953	543,447
Hess Corp.	25,378	1,817,319
Kinder Morgan, Inc.	54,426	2,105,198
Marathon Oil Corp.	59,784	2,015,916
Marathon Petroleum Corp.	28,220	2,528,512
Murphy Oil Corp.	15,348	978,128
Nabors Industries Ltd.	24,067	390,367
National Oilwell Varco, Inc.	35,373	2,502,640
Newfield Exploration Co.*	11,416	255,947
Noble Drilling Corp.	21,321	813,396
Noble Energy, Inc.	15,301	1,769,714
Occidental Petroleum Corp.	69,410	5,439,662
Peabody Energy Corp.	22,890	484,124
Phillips 66	53,370	3,734,299
Pioneer Natural Resources Co.	11,194	1,390,855
QEP Resources, Inc.	15,244	485,369
Range Resources Corp.	13,839	1,121,513
Rowan Companies PLC Cl A*	10,534	372,482
Schlumberger Ltd.	112,418	8,418,984
Southwestern Energy Co.*	29,772	1,109,305
Spectra Energy Corp.	56,950	1,751,213
Tesoro Corp.	11,742	687,494
Valero Energy Corp.	46,507	2,115,603
Williams Cos., Inc.	57,959	2,171,144
WPX Energy, Inc.*	17,027	272,773
		130,445,049
FINANCIALS (15.3%)
ACE Ltd.	29,127	2,591,429
Aflac, Inc.	39,838	2,072,373
Allstate Corp.	40,818	2,002,939
American Express Co.	80,981	5,462,978
American Int’l. Group, Inc.*	126,579	4,913,797
American Tower Corp.	34,129	2,625,203
Ameriprise Financial, Inc.	17,429	1,283,646
Aon PLC	26,648	1,638,852
Apartment Investment & Management Co. Cl A	12,490	382,943
Assurant, Inc.	6,711	302,062
AvalonBay Communities, Inc.	9,767	1,237,186
Bank of America Corp.	892,443	10,869,956
Bank of New York Mellon Corp.	99,933	2,797,125
BB&T Corp.	61,444	1,928,727

Berkshire Hathaway, Inc. Cl B*	156,457	16,302,819
BlackRock, Inc.	10,765	2,765,313
Boston Properties, Inc.	13,066	1,320,450
Capital One Financial Corp.	49,155	2,701,067
CBRE Group, Inc.*	26,220	662,055
Charles Schwab Corp.	95,001	1,680,568
Chubb Corp.	22,348	1,956,120
Cincinnati Financial Corp.	12,567	593,037
Citigroup, Inc.	259,629	11,485,987
CME Group, Inc.	26,174	1,606,822
Comerica, Inc.	16,046	576,854
Discover Financial Svcs.	41,295	1,851,668
E*Trade Financial Corp.*	24,418	261,517
Equity Residential	27,488	1,513,489
Fifth Third Bancorp	73,910	1,205,472
First Horizon National Corp.	20,880	222,998
Franklin Resources, Inc.	11,842	1,785,892
Genworth Financial, Inc. Cl A*	42,274	422,740
Goldman Sachs Group, Inc.	37,133	5,464,121
Hartford Financial Svcs. Group, Inc.	37,588	969,770
HCP, Inc.	38,880	1,938,557
Health Care REIT, Inc.	22,339	1,517,041
Host Hotels & Resorts, Inc.	61,868	1,082,071
Hudson City Bancorp, Inc.	40,866	353,082
Huntington Bancshares, Inc.	71,591	529,057
IntercontinentalExchange, Inc.*	6,300	1,027,341
Invesco Ltd.	37,366	1,082,119
JPMorgan Chase & Co.	333,030	15,805,604
KeyCorp	78,181	778,683
Kimco Realty Corp.	34,898	781,715
Legg Mason, Inc.	9,855	316,838
Leucadia National Corp.	24,997	685,668
Lincoln National Corp.	23,351	761,476
Loews Corp.	26,419	1,164,285
M&T Bank Corp.	10,501	1,083,283
Marsh & McLennan Cos., Inc.	46,783	1,776,351
McGraw-Hill Cos., Inc.	24,024	1,251,170
MetLife, Inc.	93,497	3,554,756
Moody’s Corp.	16,431	876,101
Morgan Stanley	114,436	2,515,303
Nasdaq OMX Group, Inc.	10,062	325,003
Northern Trust Corp.	18,716	1,021,145
NYSE Euronext	20,922	808,426
People’s United Financial, Inc.	28,844	387,663
Plum Creek Timber Co., Inc.	13,910	726,102
PNC Financial Svcs. Grp., Inc.	44,816	2,980,264
Principal Financial Grp., Inc.	23,746	808,076
Progressive Corp.	47,942	1,211,494
ProLogis, Inc.	39,691	1,586,846
Prudential Financial, Inc.	39,587	2,335,237
Public Storage	12,328	1,877,801
Regions Financial Corp.	120,081	983,463
Simon Property Group, Inc.	26,890	4,263,678
SLM Corp.	38,849	795,628
State Street Corp.	39,105	2,310,714
SunTrust Banks, Inc.	46,891	1,350,930
T. Rowe Price Group, Inc.	22,148	1,658,221
Torchmark Corp.	8,073	482,765
Travelers Cos., Inc.	32,099	2,702,415
U.S. Bancorp	158,296	5,370,983
Unum Group	23,202	655,457
Ventas, Inc.	24,932	1,825,022
Vornado Realty Trust	14,464	1,209,769
Wells Fargo & Co.	408,712	15,118,257
Weyerhaeuser Co.	46,854	1,470,279

XL Group PLC	25,180	762,954
Zions Bancorporation	16,003	399,915
		189,766,983
HEALTH CARE (12.1%)
Abbott Laboratories	137,101	4,842,407
AbbVie, Inc.	132,428	5,400,414
Actavis, Inc.*	10,810	995,709
Aetna, Inc.	28,124	1,437,699
Agilent Technologies, Inc.	29,885	1,254,273
Alexion Pharmaceuticals, Inc.*	16,295	1,501,421
Allergan, Inc.	26,337	2,939,999
AmerisourceBergen Corp.	19,753	1,016,292
Amgen, Inc.	64,477	6,609,537
Bard (C.R.), Inc.	6,533	658,396
Baxter International, Inc.	47,174	3,426,719
Becton, Dickinson & Co.	16,652	1,592,098
Biogen Idec, Inc.*	20,220	3,900,640
Boston Scientific Corp.*	117,584	918,331
Bristol-Myers Squibb Co.	138,407	5,700,984
Cardinal Health, Inc.	29,326	1,220,548
CareFusion Corp.*	19,081	667,644
Celgene Corp.*	36,203	4,196,290
Cerner Corp.*	12,507	1,185,038
CIGNA Corp.	24,293	1,515,154
Coventry Health Care, Inc.	11,524	541,974
Covidien PLC	40,440	2,743,450
DaVita HealthCare Partners, Inc.*	7,204	854,322
DENTSPLY International, Inc.	12,267	520,366
Edwards Lifesciences Corp.*	10,035	824,476
Express Scripts Hldg. Co.*	68,695	3,960,267
Forest Laboratories, Inc.*	19,935	758,327
Gilead Sciences, Inc.*	132,083	6,462,821
Hospira, Inc.*	13,871	455,385
Humana, Inc.	13,450	929,530
Intuitive Surgical, Inc.*	3,629	1,782,529
Johnson & Johnson	239,353	19,514,450
Laboratory Corp. of America Hldgs.*	7,983	720,067
Life Technologies Corp.*	14,634	945,795
Lilly (Eli) & Co.	85,623	4,862,530
McKesson Corp.	20,064	2,166,109
Medtronic, Inc.	86,842	4,078,100
Merck & Co., Inc.	259,744	11,488,477
Mylan, Inc.*	34,240	990,906
Patterson Cos., Inc.	7,236	275,257
PerkinElmer, Inc.	9,728	327,250
Perrigo Co.	7,558	897,361
Pfizer, Inc.	616,020	17,778,337
Quest Diagnostics, Inc.	13,580	766,591
St. Jude Medical, Inc.	24,364	985,280
Stryker Corp.	24,994	1,630,609
Tenet Healthcare Corp.*	8,949	425,794
Thermo Fisher Scientific, Inc.	30,604	2,340,900
UnitedHealth Group, Inc.	87,670	5,015,601
Varian Medical Systems, Inc.*	9,446	680,112
Waters Corp.*	7,326	687,985
WellPoint, Inc.	26,011	1,722,709
Zimmer Hldgs., Inc.	14,679	1,104,154
		150,217,414
INDUSTRIALS (9.7%)
3M Co.	53,978	5,738,401
Avery Dennison Corp.	8,644	372,297
Boeing Co.	57,005	4,893,879
Caterpillar, Inc.	56,142	4,882,670
Cintas Corp.	8,948	394,875
CSX Corp.	86,346	2,126,702

Cummins, Inc.	15,036	1,741,319
Danaher Corp.	49,423	3,071,639
Deere & Co.	33,361	2,868,379
Dover Corp.	15,018	1,094,512
Dun & Bradstreet Corp.	3,469	290,182
Eaton Corp. PLC	40,364	2,472,295
Emerson Electric Co.	61,484	3,435,111
Equifax, Inc.	10,289	592,544
Expeditors Int’l. of Wash.	17,641	629,960
Fastenal Co.	23,022	1,182,180
FedEx Corp.	25,059	2,460,794
Flowserve Corp.	4,098	687,276
Fluor Corp.	14,000	928,620
General Dynamics Corp.	28,450	2,006,010
General Electric Co.	898,273	20,768,070
Grainger (W.W.), Inc.	5,115	1,150,773
Honeywell International, Inc.	67,295	5,070,678
Illinois Tool Works, Inc.	35,208	2,145,576
Ingersoll-Rand PLC	23,702	1,303,847
Iron Mountain, Inc.	14,404	523,009
Jacobs Engineering Group, Inc.*	11,102	624,376
Joy Global, Inc.	8,999	535,620
L-3 Communications Hldgs., Inc.	7,622	616,772
Lockheed Martin Corp.	22,905	2,210,791
Masco Corp.	30,612	619,893
Norfolk Southern Corp.	26,741	2,061,196
Northrop Grumman Corp.	20,011	1,403,772
PACCAR, Inc.	30,136	1,523,676
Pall Corp.	9,527	651,361
Parker Hannifin Corp.	12,772	1,169,660
Pentair Ltd.	17,441	920,013
Pitney Bowes, Inc.	17,680	262,725
Precision Castparts Corp.	12,374	2,346,358
Quanta Services, Inc.*	18,464	527,701
Raytheon Co.	27,645	1,625,250
Republic Services, Inc.	25,358	836,814
Robert Half Int’l., Inc.	12,112	454,563
Robinson (C.H.) Worldwide, Inc.	13,843	823,105
Rockwell Automation, Inc.	12,068	1,042,072
Rockwell Collins, Inc.	11,619	733,391
Roper Industries, Inc.	8,499	1,082,008
Ryder System, Inc.	4,460	266,485
Snap-on, Inc.	4,954	409,696
Southwest Airlines Co.	63,039	849,766
Stanley Black & Decker, Inc.	13,767	1,114,714
Stericycle, Inc.*	7,360	781,485
Textron, Inc.	23,330	695,467
The ADT Corp.	19,821	970,040
Tyco International Ltd.	40,072	1,282,304
Union Pacific Corp.	40,161	5,719,328
United Parcel Service, Inc. Cl B	61,265	5,262,664
United Technologies Corp.	72,321	6,756,951
Waste Management, Inc.	37,157	1,456,926
Xylem, Inc.	15,808	435,668
		120,904,209
INFORMATION TECHNOLOGY (17.3%)
Accenture Ltd. Cl A	55,873	4,244,672
Adobe Systems, Inc.*	42,624	1,854,570
Advanced Micro Devices, Inc.*	52,464	133,783
Akamai Technologies, Inc.*	15,046	530,973
Altera Corp.	27,697	982,413
Amphenol Corp. Cl A	13,828	1,032,260
Analog Devices, Inc.	26,583	1,235,844
Apple, Inc.	78,424	34,712,810
Applied Materials, Inc.	104,406	1,407,393

Autodesk, Inc.*	19,321	796,798
Automatic Data Processing, Inc.	41,849	2,721,022
BMC Software, Inc.*	11,217	519,684
Broadcom Corp. Cl A	45,078	1,562,854
CA, Inc.	28,479	716,816
Cisco Systems, Inc.	450,123	9,412,072
Citrix Systems, Inc.*	16,021	1,156,075
Cognizant Technology Solutions*	25,749	1,972,631
Computer Sciences Corp.	13,320	655,744
Corning, Inc.	125,956	1,678,993
Dell, Inc.	125,888	1,803,975
eBay, Inc.*	101,401	5,497,962
Electronic Arts, Inc.*	26,084	461,687
EMC Corp.*	180,297	4,307,295
F5 Networks, Inc.*	6,675	594,609
Fidelity Nat’l. Information Svcs., Inc.	24,977	989,589
First Solar, Inc.*	5,188	139,868
Fiserv, Inc.*	11,392	1,000,559
FLIR Systems, Inc.	12,389	322,238
Google, Inc. Cl A*	22,984	18,249,986
Harris Corp.	9,724	450,610
Hewlett-Packard Co.	167,062	3,982,758
Int’l. Business Machines Corp.	90,060	19,209,798
Intel Corp.	428,293	9,358,202
Intuit, Inc.	23,970	1,573,631
Jabil Circuit, Inc.	15,862	293,130
JDS Uniphase Corp.*	20,225	270,408
Juniper Networks, Inc.*	44,308	821,470
KLA-Tencor Corp.	14,724	776,544
Lam Research Corp.*	14,194	588,483
Linear Technology Corp.	20,146	773,002
LSI Corp.*	47,870	324,559
MasterCard, Inc. Cl A	9,146	4,949,175
Microchip Technology, Inc.	16,793	617,311
Micron Technology, Inc.*	89,649	894,697
Microsoft Corp.	646,433	18,494,448
Molex, Inc.	11,998	351,301
Motorola Solutions, Inc.	23,548	1,507,778
NetApp, Inc.*	30,744	1,050,215
NVIDIA Corp.	53,745	689,011
Oracle Corp.	315,724	10,210,514
Paychex, Inc.	27,881	977,787
QUALCOMM, Inc.	148,689	9,954,729
Red Hat, Inc.*	16,587	838,639
SAIC, Inc.	24,094	326,474
Salesforce.com, inc.*	11,582	2,071,209
SanDisk Corp.*	20,656	1,136,080
Seagate Technology PLC	28,003	1,023,790
Symantec Corp.*	59,194	1,460,908
TE Connectivity Ltd.	36,530	1,531,703
Teradata Corp.*	14,382	841,491
Teradyne, Inc.*	16,380	265,684
Texas Instruments, Inc.	95,266	3,380,038
Total System Services, Inc.	13,846	343,104
VeriSign, Inc.*	13,093	619,037
Visa, Inc. Cl A	44,487	7,555,672
Western Digital Corp.	18,723	941,392
Western Union Co.	48,319	726,718
Xerox Corp.	104,365	897,539
Xilinx, Inc.	22,559	861,077
Yahoo!, Inc.*	84,495	1,988,167
		215,623,458
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	17,685	1,540,717
Airgas, Inc.	5,858	580,879

Alcoa, Inc.	91,181	776,862
Allegheny Technologies, Inc.	9,159	290,432
Ball Corp.	12,793	608,691
Bemis Co., Inc.	8,817	355,854
CF Industries Hldgs., Inc.	5,350	1,018,480
Cliffs Natural Resources, Inc.	12,820	243,708
Dow Chemical Co.	102,638	3,267,994
Du Pont (E.I.) de Nemours & Co.	79,937	3,929,703
Eastman Chemical Co.	13,169	920,118
Ecolab, Inc.	22,781	1,826,581
FMC Corp.	11,940	680,938
Freeport-McMoRan Copper & Gold, Inc.	79,626	2,635,621
Int’l. Flavors & Fragrances, Inc.	6,951	532,933
International Paper Co.	37,911	1,765,894
LyondellBasell Industries N.V. Cl A	32,576	2,061,735
MeadWestvaco Corp.	14,959	543,012
Monsanto Co.	45,558	4,812,292
Newmont Mining Corp.	42,436	1,777,644
Nucor Corp.	27,271	1,258,557
Owens-Illinois, Inc.*	14,124	376,405
PPG Industries, Inc.	12,281	1,644,917
Praxair, Inc.	25,263	2,817,835
Sealed Air Corp.	16,477	397,260
Sherwin-Williams Co.	7,322	1,236,613
Sigma-Aldrich Corp.	10,270	797,774
The Mosaic Co.	23,575	1,405,306
United States Steel Corp.	12,157	237,062
Vulcan Materials Co.	11,187	578,368
		40,920,185
TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	474,936	17,425,402
CenturyLink, Inc.	54,099	1,900,498
Crown Castle International Corp.*	25,400	1,768,856
Frontier Communications Corp.	86,590	344,628
MetroPCS Communications, Inc.*	26,835	292,502
Sprint Nextel Corp.*	256,041	1,590,015
Verizon Communications, Inc.	247,063	12,143,146
Windstream Corp.	51,046	405,816
		35,870,863
UTILITIES (3.4%)
AES Corp.	53,414	671,414
AGL Resources, Inc.	10,074	422,604
Ameren Corp.	20,755	726,840
American Electric Power Co., Inc.	41,295	2,008,176
CenterPoint Energy, Inc.	34,470	825,901
CMS Energy Corp.	22,589	631,137
Consolidated Edison, Inc.	24,953	1,522,882
Dominion Resources, Inc.	48,818	2,840,231
DTE Energy Co.	14,771	1,009,450
Duke Energy Corp.	60,299	4,377,104
Edison International	27,984	1,408,155
Entergy Corp.	14,934	944,426
Exelon Corp.	71,263	2,457,148
FirstEnergy Corp.	35,484	1,497,425
Integrys Energy Group, Inc.	6,760	393,162
NextEra Energy, Inc.	36,058	2,800,985
NiSource, Inc.	26,606	780,620
Northeast Utilities	26,798	1,164,641
NRG Energy, Inc.	27,276	722,541
ONEOK, Inc.	17,543	836,275
Pepco Hldgs., Inc.	19,664	420,810
PG&E Corp.	37,389	1,664,932
Pinnacle West Capital Corp.	9,395	543,877
PPL Corp.	49,522	1,550,534
Public Svc. Enterprise Group, Inc.	42,921	1,473,907

SCANA Corp.	11,304	578,313
Sempra Energy	19,300	1,542,842
Southern Co.	74,112	3,477,335
TECO Energy, Inc.	17,368	309,498
Wisconsin Energy Corp.	19,669	843,603
Xcel Energy, Inc.	41,651	1,237,035
		41,683,803
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $847,474,569) 96.3%		1,196,314,989

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill (1)	A-1+	0.03	04/04/13	3,100,000	3,099,985
U.S. Treasury Bill (1)	A-1+	0.03	04/18/13	9,000,000	8,999,850
U.S. Treasury Bill (1)	A-1+	0.06	04/18/13	9,600,000	9,599,680
U.S. Treasury Bill (1)	A-1+	0.06	05/16/13	5,100,000	5,099,575
U.S. Treasury Bill (1)	A-1+	0.09	04/18/13	2,000,000	1,999,894
U.S. Treasury Bill (1)	A-1+	0.10	04/18/13	2,000,000	1,999,889
U.S. Treasury Bill (1)	A-1+	0.10	04/25/13	6,000,000	5,999,527
					36,798,400
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.13	04/26/13	3,100,000	3,099,682
COMMERCIAL PAPER (0.3%)
Procter & Gamble Co.†	A-1+	0.10	05/01/13	1,800,000	1,799,835
Toyota Motor Credit Corp.	A-1+	0.13	04/08/13	2,000,000	1,999,928
					3,799,763
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,697,845) 3.5%					43,697,845

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $891,922,414) 99.9%					1,240,762,834

OTHER NET ASSETS 0.1%					1,499,279

NET ASSETS 100.0%					$1,242,262,113

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Abercrombie & Fitch Co. Cl A	803	37,099
Amazon.com, Inc.*	3,653	973,488
Apollo Group, Inc.*	990	17,216
AutoNation, Inc.*	384	16,800
AutoZone, Inc.*	360	142,837
Bed Bath & Beyond, Inc.*	2,243	144,494
Best Buy Co., Inc.	2,647	58,631
BorgWarner, Inc.*	1,157	89,482
Cablevision Systems Corp. Cl A	2,089	31,251
CarMax, Inc.*	2,251	93,867
Carnival Corp.	4,533	155,482
CBS Corp. Cl B	5,817	271,596
Chipotle Mexican Grill, Inc.*	312	101,671
Coach, Inc.	2,762	138,072
Comcast Corp. Cl A	26,482	1,112,509
D.R. Horton, Inc.	2,803	68,113
Darden Restaurants, Inc.	1,279	66,099
Delphi Automotive PLC	2,914	129,382
DIRECTV*	5,377	304,392
Discovery Communications, Inc. Cl A*	2,478	195,118
Disney (Walt) Co.	18,040	1,024,672
Dollar General Corp.*	2,647	133,885
Dollar Tree, Inc.*	2,277	110,275
Expedia, Inc.	938	56,289
Family Dollar Stores, Inc.	965	56,983
Ford Motor Co.	39,172	515,112
Fossil, Inc.*	537	51,874
GameStop Corp. Cl A	1,209	33,816
Gannett Co., Inc.	2,289	50,060
Gap, Inc.	2,954	104,572
Garmin Ltd.	1,104	36,476
Genuine Parts Co.	1,551	120,978
Goodyear Tire & Rubber Co.*	2,430	30,642
H&R Block, Inc.	2,745	80,758
Harley-Davidson, Inc.	2,235	119,126
Harman Int’l. Industries, Inc.	674	30,081
Hasbro, Inc.	1,133	49,784
Home Depot, Inc.	15,062	1,051,026
International Game Technology	2,667	44,006
Interpublic Group of Cos., Inc.	4,162	54,231
Johnson Controls, Inc.	6,826	239,388
Kohl’s Corp.	2,110	97,334
Leggett & Platt, Inc.	1,435	48,474
Lennar Corp. Cl A	1,660	68,857
Limited Brands, Inc.*	2,355	105,174
Lowe’s Cos., Inc.	11,132	422,125
Macy’s, Inc.	3,989	166,900
Marriott International, Inc. Cl A	2,439	102,999
Mattel, Inc.	3,433	150,331
McDonald’s Corp.	10,015	998,395
Netflix, Inc.*	565	107,017
Newell Rubbermaid, Inc.	2,890	75,429
News Corp. Cl A	20,030	611,316
NIKE, Inc. Cl B	7,210	425,462
Nordstrom, Inc.	1,498	82,735
O’Reilly Automotive, Inc.*	1,100	112,805
Omnicom Group, Inc.	2,592	152,669

Penney (J.C.) Co., Inc.	1,401	21,169
PetSmart, Inc.	1,069	66,385
Priceline.com, Inc.*	497	341,901
Pulte Homes, Inc.*	3,362	68,047
PVH Corp.	774	82,671
Ralph Lauren Corp.	608	102,940
Ross Stores, Inc.	2,183	132,333
Scripps Networks Interactive, Inc. Cl A	855	55,011
Staples, Inc.	6,710	90,115
Starbucks Corp.	7,472	425,605
Starwood Hotels & Resorts	1,933	123,190
Target Corp.	6,524	446,568
Tiffany & Co.	1,186	82,474
Time Warner Cable, Inc.	2,933	281,744
Time Warner, Inc.	9,397	541,455
TJX Cos., Inc.	7,259	339,358
TripAdvisor, Inc.*	1,096	57,562
Urban Outfitters, Inc.*	1,098	42,537
V.F. Corp.	875	146,781
Viacom, Inc. Cl B	4,571	281,436
Washington Post Co. Cl B	46	20,562
Whirlpool Corp.	794	94,057
Wyndham Worldwide Corp.	1,365	88,015
Wynn Resorts Ltd.	795	99,502
Yum! Brands, Inc.	4,489	322,939
		16,224,012
CONSUMER STAPLES (5.5%)
Altria Group, Inc.	20,132	692,339
Archer-Daniels-Midland Co.	6,566	221,471
Avon Products, Inc.	4,314	89,429
Beam, Inc.	1,599	101,600
Brown-Forman Corp. Cl B	1,506	107,528
Campbell Soup Co.	1,801	81,693
Clorox Co.	1,312	116,151
Coca-Cola Co.	38,440	1,554,514
Coca-Cola Enterprises, Inc.	2,611	96,398
Colgate-Palmolive Co.	4,431	522,991
ConAgra Foods, Inc.	4,153	148,719
Constellation Brands, Inc. Cl A*	1,508	71,841
Costco Wholesale Corp.	4,372	463,913
CVS Caremark Corp.	12,244	673,298
Dean Foods Co.*	1,843	33,414
Dr. Pepper Snapple Group, Inc.	2,022	94,933
Estee Lauder Cos., Inc. Cl A	2,417	154,761
General Mills, Inc.	6,447	317,902
Heinz (H.J.) Co.	3,197	231,047
Hershey Co.	1,506	131,820
Hormel Foods Corp.	1,328	54,873
J.M. Smucker Co.	1,072	106,300
Kellogg Co.	2,488	160,302
Kimberly-Clark Corp.	3,897	381,828
Kraft Foods Group, Inc.	5,923	305,212
Kroger Co.	5,123	169,776
Lorillard, Inc.	3,799	153,290
McCormick & Co., Inc.	1,326	97,527
Mead Johnson Nutrition Co.	1,983	153,583
Molson Coors Brewing Co. Cl B	1,557	76,184
Mondelez International, Inc. Cl A	17,652	540,328
Monster Beverage Corp.*	1,403	66,979
PepsiCo, Inc.	15,396	1,217,978
Philip Morris Int’l., Inc.	16,393	1,519,795

Proctor & Gamble Co.	27,334	2,106,358
Reynolds American, Inc.	3,224	143,436
Safeway, Inc.	2,326	61,290
Sysco Corp.	5,837	205,287
Tyson Foods, Inc. Cl A	2,818	69,943
Wal-Mart Stores, Inc.	16,797	1,256,920
Walgreen Co.	8,582	409,190
Whole Foods Market, Inc.	1,750	151,813
		15,313,954
ENERGY (5.5%)
Anadarko Petroleum Corp.	4,994	436,725
Apache Corp.	3,875	298,995
Baker Hughes, Inc.	4,364	202,533
Cabot Oil & Gas Corp.	2,131	144,077
Cameron International Corp.*	2,448	159,610
Chesapeake Energy Corp.	5,135	104,805
Chevron Corp.	19,438	2,309,623
ConocoPhillips	12,236	735,384
CONSOL Energy, Inc.	2,241	75,410
Denbury Resources, Inc.*	3,715	69,285
Devon Energy Corp.	3,732	210,559
Diamond Offshore Drilling, Inc.	692	48,136
Ensco PLC Cl A	2,320	139,200
EOG Resources, Inc.	2,700	345,789
EQT Corp.	1,514	102,574
Exxon Mobil Corp.	44,818	4,038,550
FMC Technologies, Inc.*	2,360	128,360
Halliburton Co.	9,325	376,823
Helmerich & Payne, Inc.	1,044	63,371
Hess Corp.	2,957	211,751
Kinder Morgan, Inc.	6,344	245,386
Marathon Oil Corp.	6,969	234,995
Marathon Petroleum Corp.	3,287	294,515
Murphy Oil Corp.	1,789	114,013
Nabors Industries Ltd.	2,809	45,562
National Oilwell Varco, Inc.	4,115	291,136
Newfield Exploration Co.*	1,332	29,863
Noble Drilling Corp.	2,485	94,803
Noble Energy, Inc.	1,784	206,337
Occidental Petroleum Corp.	8,092	634,170
Peabody Energy Corp.	2,673	56,534
Phillips 66	6,216	434,934
Pioneer Natural Resources Co.	1,303	161,898
QEP Resources, Inc.	1,777	56,580
Range Resources Corp.	1,613	130,718
Rowan Companies PLC Cl A*	1,229	43,457
Schlumberger Ltd.	13,098	980,909
Southwestern Energy Co.*	3,466	129,143
Spectra Energy Corp.	6,635	204,026
Tesoro Corp.	1,368	80,096
Valero Energy Corp.	5,419	246,510
Williams Cos., Inc.	6,758	253,155
WPX Energy, Inc.*	1,981	31,736
		15,202,036
FINANCIALS (8.0%)
ACE Ltd.	3,393	301,875
Aflac, Inc.	4,638	241,269
Allstate Corp.	4,754	233,279
American Express Co.	9,446	637,227
American Int’l. Group, Inc.*	14,738	572,129
American Tower Corp.	3,980	306,142

Ameriprise Financial, Inc.	2,032	149,657
Aon PLC	3,105	190,958
Apartment Investment & Management Co. Cl A	1,457	44,672
Assurant, Inc.	781	35,153
AvalonBay Communities, Inc.	1,140	144,404
Bank of America Corp.	103,963	1,266,269
Bank of New York Mellon Corp.	11,634	325,636
BB&T Corp.	7,156	224,627
Berkshire Hathaway, Inc. Cl B*	18,225	1,899,045
BlackRock, Inc.	1,254	322,128
Boston Properties, Inc.	1,524	154,015
Capital One Financial Corp.	5,728	314,754
CBRE Group, Inc.*	3,060	77,265
Charles Schwab Corp.	11,067	195,775
Chubb Corp.	2,603	227,841
Cincinnati Financial Corp.	1,464	69,086
Citigroup, Inc.	30,264	1,338,879
CME Group, Inc.	3,051	187,301
Comerica, Inc.	1,871	67,262
Discover Financial Svcs.	4,811	215,725
E*Trade Financial Corp.*	2,852	30,545
Equity Residential	3,205	176,467
Fifth Third Bancorp	8,621	140,609
First Horizon National Corp.	2,433	25,984
Franklin Resources, Inc.	1,380	208,118
Genworth Financial, Inc. Cl A*	4,930	49,300
Goldman Sachs Group, Inc.	4,329	637,012
Hartford Financial Svcs. Group, Inc.	4,379	112,978
HCP, Inc.	4,531	225,916
Health Care REIT, Inc.	2,603	176,770
Host Hotels & Resorts, Inc.	7,212	126,138
Hudson City Bancorp, Inc.	4,761	41,135
Huntington Bancshares, Inc.	8,340	61,633
IntercontinentalExchange, Inc.*	735	119,856
Invesco Ltd.	4,361	126,295
JPMorgan Chase & Co.	38,749	1,839,028
KeyCorp	9,108	90,716
Kimco Realty Corp.	4,068	91,123
Legg Mason, Inc.	1,147	36,876
Leucadia National Corp.	2,913	79,904
Lincoln National Corp.	2,717	88,601
Loews Corp.	3,078	135,647
M&T Bank Corp.	1,224	126,268
Marsh & McLennan Cos., Inc.	5,449	206,899
McGraw-Hill Cos., Inc.	2,799	145,772
MetLife, Inc.	10,890	414,038
Moody’s Corp.	1,915	102,108
Morgan Stanley	13,337	293,147
Nasdaq OMX Group, Inc.	1,174	37,920
Northern Trust Corp.	2,180	118,941
NYSE Euronext	2,440	94,282
People’s United Financial, Inc.	3,361	45,172
Plum Creek Timber Co., Inc.	1,622	84,668
PNC Financial Svcs. Grp., Inc.	5,224	347,396
Principal Financial Grp., Inc.	2,768	94,195
Progressive Corp.	5,577	140,931
ProLogis, Inc.	4,627	184,987
Prudential Financial, Inc.	4,611	272,003
Public Storage	1,439	219,188
Regions Financial Corp.	14,006	114,709
Simon Property Group, Inc.	3,135	497,086

SLM Corp.	4,522	92,611
State Street Corp.	4,556	269,214
SunTrust Banks, Inc.	5,463	157,389
T. Rowe Price Group, Inc.	2,581	193,239
Torchmark Corp.	941	56,272
Travelers Cos., Inc.	3,738	314,702
U.S. Bancorp	18,462	626,416
Unum Group	2,701	76,303
Ventas, Inc.	2,907	212,792
Vornado Realty Trust	1,685	140,933
Wells Fargo & Co.	47,574	1,759,762
Weyerhaeuser Co.	5,455	171,178
XL Group PLC	2,932	88,840
Zions Bancorporation	1,864	46,581
		22,108,966
HEALTH CARE (6.3%)
Abbott Laboratories	15,967	563,954
AbbVie, Inc.	15,447	629,929
Actavis, Inc.*	1,260	116,059
Aetna, Inc.	3,279	167,622
Agilent Technologies, Inc.	3,481	146,098
Alexion Pharmaceuticals, Inc.*	1,899	174,974
Allergan, Inc.	3,069	342,592
AmerisourceBergen Corp.	2,301	118,386
Amgen, Inc.	7,510	769,850
Bard (C.R.), Inc.	761	76,694
Baxter International, Inc.	5,492	398,939
Becton, Dickinson & Co.	1,940	185,483
Biogen Idec, Inc.*	2,355	454,303
Boston Scientific Corp.*	13,698	106,981
Bristol-Myers Squibb Co.	16,124	664,148
Cardinal Health, Inc.	3,416	142,174
CareFusion Corp.*	2,225	77,853
Celgene Corp.*	4,219	489,024
Cerner Corp.*	1,457	138,051
CIGNA Corp.	2,830	176,507
Coventry Health Care, Inc.	1,344	63,208
Covidien PLC	4,711	319,594
DaVita HealthCare Partners, Inc.*	840	99,616
DENTSPLY International, Inc.	1,430	60,661
Edwards Lifesciences Corp.*	1,170	96,127
Express Scripts Hldg. Co.*	8,000	461,200
Forest Laboratories, Inc.*	2,323	88,367
Gilead Sciences, Inc.*	15,394	753,228
Hospira, Inc.*	1,614	52,988
Humana, Inc.	1,567	108,295
Intuitive Surgical, Inc.*	423	207,773
Johnson & Johnson	27,912	2,275,665
Laboratory Corp. of America Hldgs.*	931	83,976
Life Technologies Corp.*	1,705	110,194
Lilly (Eli) & Co.	9,969	566,140
McKesson Corp.	2,336	252,195
Medtronic, Inc.	10,113	474,906
Merck & Co., Inc.	30,252	1,338,046
Mylan, Inc.*	3,989	115,442
Patterson Cos., Inc.	843	32,068
PerkinElmer, Inc.	1,134	38,148
Perrigo Co.	881	104,601
Pfizer, Inc.	71,787	2,071,773
Quest Diagnostics, Inc.	1,583	89,360
St. Jude Medical, Inc.	2,837	114,728

Stryker Corp.	2,910	189,848
Tenet Healthcare Corp.*	1,043	49,626
Thermo Fisher Scientific, Inc.	3,564	272,610
UnitedHealth Group, Inc.	10,211	584,171
Varian Medical Systems, Inc.*	1,101	79,272
Waters Corp.*	854	80,199
WellPoint, Inc.	3,033	200,876
Zimmer Hldgs., Inc.	1,711	128,701
		17,503,223
INDUSTRIALS (5.1%)
3M Co.	6,289	668,584
Avery Dennison Corp.	1,007	43,371
Boeing Co.	6,644	570,387
Caterpillar, Inc.	6,547	569,393
Cintas Corp.	1,042	45,983
CSX Corp.	10,067	247,950
Cummins, Inc.	1,753	203,015
Danaher Corp.	5,755	357,673
Deere & Co.	3,888	334,290
Dover Corp.	1,752	127,686
Dun & Bradstreet Corp.	404	33,795
Eaton Corp. PLC	4,704	288,120
Emerson Electric Co.	7,165	400,309
Equifax, Inc.	1,200	69,108
Expeditors Int’l. of Wash.	2,058	73,491
Fastenal Co.	2,683	137,772
FedEx Corp.	2,918	286,548
Flowserve Corp.	479	80,333
Fluor Corp.	1,633	108,317
General Dynamics Corp.	3,316	233,811
General Electric Co.	104,687	2,420,363
Grainger (W.W.), Inc.	596	134,088
Honeywell International, Inc.	7,835	590,367
Illinois Tool Works, Inc.	4,104	250,098
Ingersoll-Rand PLC	2,761	151,883
Iron Mountain, Inc.	1,679	60,964
Jacobs Engineering Group, Inc.*	1,294	72,775
Joy Global, Inc.	1,049	62,436
L-3 Communications Hldgs., Inc.	888	71,857
Lockheed Martin Corp.	2,670	257,708
Masco Corp.	3,565	72,191
Norfolk Southern Corp.	3,118	240,335
Northrop Grumman Corp.	2,330	163,450
PACCAR, Inc.	3,513	177,617
Pall Corp.	1,111	75,959
Parker Hannifin Corp.	1,490	136,454
Pentair Ltd.	2,029	107,030
Pitney Bowes, Inc.	2,052	30,493
Precision Castparts Corp.	1,442	273,432
Quanta Services, Inc.*	2,151	61,476
Raytheon Co.	3,219	189,245
Republic Services, Inc.	2,954	97,482
Robert Half Int’l., Inc.	1,410	52,917
Robinson (C.H.) Worldwide, Inc.	1,613	95,909
Rockwell Automation, Inc.	1,407	121,494
Rockwell Collins, Inc.	1,354	85,464
Roper Industries, Inc.	991	126,164
Ryder System, Inc.	521	31,130
Snap-on, Inc.	578	47,801
Southwest Airlines Co.	7,344	98,997
Stanley Black & Decker, Inc.	1,606	130,038

Stericycle, Inc.*	857	90,996
Textron, Inc.	2,719	81,053
The ADT Corp.	2,309	113,002
Tyco International Ltd.	4,672	149,504
Union Pacific Corp.	4,680	666,479
United Parcel Service, Inc. Cl B	7,143	613,584
United Technologies Corp.	8,424	787,054
Waste Management, Inc.	4,327	169,662
Xylem, Inc.	1,843	50,793
		14,089,680
INFORMATION TECHNOLOGY (9.1%)
Accenture Ltd. Cl A	6,507	494,337
Adobe Systems, Inc.*	4,971	216,288
Advanced Micro Devices, Inc.*	6,112	15,586
Akamai Technologies, Inc.*	1,754	61,899
Altera Corp.	3,233	114,675
Amphenol Corp. Cl A	1,613	120,410
Analog Devices, Inc.	3,100	144,119
Apple, Inc.	9,135	4,043,424
Applied Materials, Inc.	12,172	164,079
Autodesk, Inc.*	2,252	92,872
Automatic Data Processing, Inc.	4,876	317,038
BMC Software, Inc.*	1,306	60,507
Broadcom Corp. Cl A	5,252	182,087
CA, Inc.	3,319	83,539
Cisco Systems, Inc.	52,484	1,097,440
Citrix Systems, Inc.*	1,870	134,939
Cognizant Technology Solutions*	2,999	229,753
Computer Sciences Corp.	1,553	76,454
Corning, Inc.	14,719	196,204
Dell, Inc.	14,686	210,450
eBay, Inc.*	11,804	640,013
Electronic Arts, Inc.*	3,039	53,790
EMC Corp.*	21,020	502,168
F5 Networks, Inc.*	778	69,304
Fidelity Nat’l. Information Svcs., Inc.	2,912	115,373
First Solar, Inc.*	607	16,365
Fiserv, Inc.*	1,328	116,638
FLIR Systems, Inc.	1,445	37,584
Google, Inc. Cl A*	2,677	2,125,618
Harris Corp.	1,134	52,550
Hewlett-Packard Co.	19,471	464,189
Int’l. Business Machines Corp.	10,488	2,237,090
Intel Corp.	49,940	1,091,189
Intuit, Inc.	2,792	183,295
Jabil Circuit, Inc.	1,845	34,096
JDS Uniphase Corp.*	2,358	31,526
Juniper Networks, Inc.*	5,165	95,759
KLA-Tencor Corp.	1,717	90,555
Lam Research Corp.*	1,655	68,616
Linear Technology Corp.	2,349	90,131
LSI Corp.*	5,585	37,866
MasterCard, Inc. Cl A	1,067	577,386
Microchip Technology, Inc.	1,956	71,903
Micron Technology, Inc.*	10,455	104,341
Microsoft Corp.	75,305	2,154,476
Molex, Inc.	1,399	40,963
Motorola Solutions, Inc.	2,746	175,826
NetApp, Inc.*	3,588	122,566
NVIDIA Corp.	6,266	80,330
Oracle Corp.	36,790	1,189,789

Paychex, Inc.	3,248	113,907
QUALCOMM, Inc.	17,322	1,159,708
Red Hat, Inc.*	1,932	97,682
SAIC, Inc.	2,807	38,035
Salesforce.com, inc.*	1,351	241,599
SanDisk Corp.*	2,405	132,275
Seagate Technology PLC	3,258	119,112
Symantec Corp.*	6,902	170,341
TE Connectivity Ltd.	4,259	178,580
Teradata Corp.*	1,678	98,180
Teradyne, Inc.*	1,912	31,013
Texas Instruments, Inc.	11,092	393,544
Total System Services, Inc.	1,612	39,945
VeriSign, Inc.*	1,527	72,197
Visa, Inc. Cl A	5,188	881,130
Western Digital Corp.	2,182	109,711
Western Union Co.	5,633	84,720
Xerox Corp.	12,158	104,559
Xilinx, Inc.	2,629	100,349
Yahoo!, Inc.*	9,839	231,512
		25,125,494
MATERIALS (1.7%)
Air Products & Chemicals, Inc.	2,062	179,641
Airgas, Inc.	683	67,726
Alcoa, Inc.	10,635	90,610
Allegheny Technologies, Inc.	1,067	33,835
Ball Corp.	1,491	70,942
Bemis Co., Inc.	1,028	41,490
CF Industries Hldgs., Inc.	624	118,791
Cliffs Natural Resources, Inc.	1,497	28,458
Dow Chemical Co.	11,968	381,061
Du Pont (E.I.) de Nemours & Co.	9,318	458,073
Eastman Chemical Co.	1,535	107,250
Ecolab, Inc.	2,654	212,798
FMC Corp.	1,391	79,329
Freeport-McMoRan Copper & Gold, Inc.	9,293	307,598
Int’l. Flavors & Fragrances, Inc.	810	62,103
International Paper Co.	4,419	205,837
LyondellBasell Industries N.V. Cl A	3,798	240,375
MeadWestvaco Corp.	1,744	63,307
Monsanto Co.	5,308	560,684
Newmont Mining Corp.	4,943	207,062
Nucor Corp.	3,178	146,665
Owens-Illinois, Inc.*	1,648	43,919
PPG Industries, Inc.	1,432	191,802
Praxair, Inc.	2,943	328,262
Sealed Air Corp.	1,922	46,339
Sherwin-Williams Co.	854	144,232
Sigma-Aldrich Corp.	1,197	92,983
The Mosaic Co.	2,750	163,928
United States Steel Corp.	1,417	27,632
Vulcan Materials Co.	1,304	67,417
		4,770,149
TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	55,341	2,030,461
CenturyLink, Inc.	6,314	221,811
Crown Castle International Corp.*	2,959	206,065
Frontier Communications Corp.	10,088	40,150
MetroPCS Communications, Inc.*	3,136	34,182
Sprint Nextel Corp.*	29,878	185,542
Verizon Communications, Inc.	28,781	1,414,586

Windstream Corp.	5,947	47,279
		4,180,076
UTILITIES (1.8%)
AES Corp.	6,228	78,286
AGL Resources, Inc.	1,175	49,291
Ameren Corp.	2,418	84,678
American Electric Power Co., Inc.	4,811	233,959
CenterPoint Energy, Inc.	4,019	96,295
CMS Energy Corp.	2,632	73,538
Consolidated Edison, Inc.	2,908	177,475
Dominion Resources, Inc.	5,697	331,451
DTE Energy Co.	1,721	117,613
Duke Energy Corp.	7,023	509,800
Edison International	3,259	163,993
Entergy Corp.	1,739	109,974
Exelon Corp.	8,307	286,425
FirstEnergy Corp.	4,134	174,455
Integrys Energy Group, Inc.	788	45,830
NextEra Energy, Inc.	4,202	326,411
NiSource, Inc.	3,101	90,983
Northeast Utilities	3,122	135,682
NRG Energy, Inc.	3,186	84,397
ONEOK, Inc.	2,044	97,437
Pepco Hldgs., Inc.	2,291	49,027
PG&E Corp.	4,353	193,839
Pinnacle West Capital Corp.	1,094	63,332
PPL Corp.	5,766	180,533
Public Svc. Enterprise Group, Inc.	4,999	171,666
SCANA Corp.	1,318	67,429
Sempra Energy	2,249	179,785
Southern Co.	8,634	405,107
TECO Energy, Inc.	2,024	36,068
Wisconsin Energy Corp.	2,290	98,218
Xcel Energy, Inc.	4,853	144,134
		4,857,111
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $108,366,317) 50.4%		139,374,701

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.09	06/06/13	2,000,000	1,999,655
U.S. Treasury Bill (1)	A-1+	0.06	06/20/13	1,500,000	1,499,784
					3,499,439
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,499,439) 1.3%					3,499,439

TOTAL INDEXED ASSETS (Cost: $111,865,756) 51.7%					142,874,140

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.1%)
Abercrombie & Fitch Co. Cl A	3,615	167,013
AFC Enterprises, Inc.*	18,028	654,957
Amazon.com, Inc.*	3,735	995,340
American Axle & Mfg. Hldgs., Inc.*	26,371	359,964
Bally Technologies, Inc.*	4,249	220,821
Bassett Furniture Industries, Inc.	27,116	432,771

bebe stores, inc.	35,050	146,159
Cinemark Hldgs., Inc.	8,057	237,198
Deckers Outdoor Corp.*	10,395	578,897
Discovery Communications, Inc. Cl A*	5,004	394,015
Disney (Walt) Co.	14,864	844,275
Drew Industries, Inc.	2,289	83,114
Ford Motor Co.	35,973	473,045
Francesca’s Hldgs. Corp.*	6,630	190,016
Haverty Furniture Cos., Inc.	10,238	210,493
Hibbett Sports, Inc.*	3,079	173,255
HSN, Inc.	4,540	249,064
Johnson Controls, Inc.	5,431	190,465
Macy’s, Inc.	10,397	435,010
Monro Muffler Brake, Inc.	7,063	280,472
Pep Boys - Manny, Moe & Jack*	27,541	324,708
Red Robin Gourmet Burgers, Inc.*	9,784	446,150
Rent-A-Center, Inc.	15,154	559,789
Ruby Tuesday, Inc.*	26,790	197,442
Shutterfly, Inc.*	18,515	817,808
Starbucks Corp.	21,952	1,250,386
Steiner Leisure Ltd.*	3,371	163,022
Steve Madden Ltd.*	4,981	214,880
Target Corp.	4,121	282,082
Time Warner Cable, Inc.	5,554	533,517
Time Warner, Inc.	9,347	538,574
TJX Cos., Inc.	7,195	336,366
Urban Outfitters, Inc.*	6,698	259,481
Viacom, Inc. Cl B	6,636	408,579
Wolverine World Wide, Inc.	12,158	539,450
		14,188,578
CONSUMER STAPLES (3.4%)
ConAgra Foods, Inc.	18,007	644,831
Constellation Brands, Inc. Cl A*	5,640	268,690
Darling International, Inc.*	10,218	183,515
Dean Foods Co.*	27,000	489,510
Elizabeth Arden, Inc.*	4,390	176,698
Estee Lauder Cos., Inc. Cl A	7,618	487,781
Farmer Brothers Co.*	13,830	203,301
Hain Celestial Group, Inc.*	3,735	228,134
J.M. Smucker Co.	4,180	414,489
Medifast, Inc.*	11,392	261,105
PepsiCo, Inc.	10,191	806,210
Philip Morris Int’l., Inc.	14,070	1,304,430
Post Hldgs., Inc.*	2,678	114,967
Prestige Brands Hldgs., Inc.*	17,149	440,558
Proctor & Gamble Co.	16,058	1,237,429
Susser Hldgs. Corp.*	7,012	358,383
The Pantry, Inc.*	18,802	234,461
TreeHouse Foods, Inc.*	2,367	154,210
Vector Group Ltd.	8,916	143,726
Wal-Mart Stores, Inc.	18,262	1,366,545
		9,518,973
ENERGY (4.1%)
Anadarko Petroleum Corp.	7,246	633,663
Apache Corp.	4,905	378,470
Carrizo Oil and Gas, Inc.*	6,300	162,351
Chevron Corp.	6,559	779,340
Endeavour International Corp.*	13,785	40,666
Energy XXI (Bermuda) Ltd.	27,537	749,557
EOG Resources, Inc.	3,549	454,520
Exxon Mobil Corp.	26,480	2,386,113

Gasco Energy, Inc.*	305,816	12,691
Halliburton Co.	16,316	659,330
Helix Energy Solutions Group*	7,565	173,087
Hess Corp.	4,742	339,575
McMoRan Exploration Co.*	47,948	783,950
National Oilwell Varco, Inc.	7,339	519,234
Noble Energy, Inc.	6,280	726,345
Oasis Petroleum, Inc.*	9,390	357,477
Occidental Petroleum Corp.	7,723	605,252
PBF Energy, Inc.	24,403	907,059
Range Resources Corp.	4,117	333,642
Saratoga Resources, Inc.*	19,020	50,593
Susser Petroleum Partners LP	3,965	128,863
Targa Resources Corp.	4,075	276,937
		11,458,715
FINANCIALS (9.0%)
Agree Realty Corp.	3,000	90,300
American Assets Trust, Inc.	5,711	182,809
American Int’l. Group, Inc.*	15,088	585,716
AmREIT, Inc. Cl B	4,935	96,035
Aon PLC	4,785	294,278
Ashford Hospitality Trust, Inc.	15,502	191,605
Aspen Insurance Hldgs. Ltd.	5,669	218,710
BancFirst Corp.	3,741	156,000
Bank of America Corp.	54,660	665,759
Bank of Marin Bancorp	2,448	98,140
Banner Corp.	4,959	157,845
BB&T Corp.	15,101	474,020
Berkshire Hathaway, Inc. Cl B*	6,135	639,267
Brookline Bancorp, Inc.	25,922	236,927
Bryn Mawr Bank Corp.	7,387	171,969
Capital One Financial Corp.	14,706	808,095
Cash America Int’l., Inc.	5,631	295,459
Chesapeake Lodging Trust	20,106	461,231
Citigroup, Inc.	14,385	636,392
Colonial Properties Trust	24,347	550,486
Dime Community Bancshares	12,281	176,355
Eagle Bancorp, Inc.*	3,700	80,993
EastGroup Properties, Inc.	5,045	293,619
Ellington Financial LLC	20,630	510,593
Endurance Specialty Hldgs. Ltd.	3,765	180,005
Equity Lifestyle Properties, Inc.	5,783	444,134
FBR & Co.*	2,521	47,723
FelCor Lodging Trust, Inc.*	46,512	276,746
First Interstate BancSytem, Inc.	11,319	212,910
Flushing Financial Corp.	7,040	119,258
Forest City Enterprises, Inc. Cl A*	19,052	338,554
Franklin Resources, Inc.	1,908	287,745
Glacier Bancorp, Inc.	13,777	261,487
Goldman Sachs Group, Inc.	5,049	742,960
Highwoods Properties, Inc.	8,543	338,047
Host Hotels & Resorts, Inc.	30,854	539,636
IBERIABANK Corp.	1,670	83,533
Investors Bancorp, Inc.	12,881	241,905
iShares Russell 2000 Index Fund	3,510	330,853
iShares Russell 2000 Value Index Fund	3,940	330,211
Janus Capital Group, Inc.	23,081	216,961
JPMorgan Chase & Co.	32,557	1,545,155
Marlin Business Svcs. Corp.	14,497	336,185
MB Financial, Inc.	9,110	220,189
Meadowbrook Insurance Group, Inc.	38,601	272,137

MetLife, Inc.	14,916	567,106
National Bank Hldgs. Corp. Cl A	16,887	309,032
National Retail Pptys., Inc.	2,369	85,687
Northwest Bancshares, Inc.	15,390	195,299
Ocwen Financial Corp.*	4,050	153,576
Oritani Financial Corp.	7,740	119,893
Parkway Properties, Inc.	4,575	84,866
Pennsylvania REIT	11,247	218,079
PHH Corp.*	10,401	228,406
PNC Financial Svcs. Grp., Inc.	6,441	428,327
PrivateBancorp, Inc.	7,770	146,931
ProAssurance Corp.	9,716	459,858
Prosperity Bancshares, Inc.	4,824	228,609
PS Business Parks, Inc.	2,356	185,936
S.Y. Bancorp, Inc.	13,693	308,093
Sabra Health Care REIT, Inc.	11,320	328,393
Select Income REIT	10,690	282,751
Signature Bank*	3,241	255,261
Silver Bay Reaty Trust Corp.	4,876	100,923
Simon Property Group, Inc.	5,305	841,161
Starwood Property Trust, Inc.	13,515	375,177
Stifel Financial Corp.*	5,969	206,945
SVB Financial Group*	4,313	305,964
Symetra Financial Corp.	26,998	362,043
Terreno Realty Corp.	6,610	118,848
Texas Capital Bancshares, Inc.*	3,120	126,204
Tower Group, Inc.	8,650	159,593
Two Harbors Investment Corp.	9,950	125,470
UMB Financial Corp.	4,318	211,884
Urstadt Biddle Pptys., Inc. Cl A	6,621	144,073
Wells Fargo & Co.	40,190	1,486,628
West Coast Bancorp	7,430	180,400
Westamerica Bancorporation	3,566	161,647
		24,932,000
HEALTH CARE (6.0%)
Abbott Laboratories	4,222	149,121
Abiomed, Inc.*	14,372	268,325
Acorda Therapeutics, Inc.*	2,692	86,225
Alnylam Pharmaceuticals, Inc.*	9,145	222,864
AmerisourceBergen Corp.	2,298	118,232
athenahealth, Inc.*	2,625	254,730
Biogen Idec, Inc.*	1,346	259,657
BioScrip, Inc.*	23,867	303,350
BioSpecifics Technologies Corp.*	5,304	90,433
Bruker Corp.*	7,980	152,418
Capital Senior Living Corp.*	13,952	368,751
Celgene Corp.*	6,880	797,461
Cepheid, Inc.*	5,502	211,112
Cerner Corp.*	2,056	194,806
Computer Programs & Systems, Inc.	4,484	242,629
Conceptus, Inc.*	26,630	643,115
Covidien PLC	5,667	384,449
Cubist Pharmaceuticals, Inc.*	6,635	310,651
Cyberonics, Inc.*	2,572	120,395
DexCom, Inc.*	12,493	208,883
Emergent Biosolutions, Inc.*	7,790	108,904
Exact Sciences Corp.*	11,105	108,829
Express Scripts Hldg. Co.*	5,240	302,086
Forest Laboratories, Inc.*	16,811	639,490
Gilead Sciences, Inc.*	14,988	733,363
Harvard Bioscience, Inc.*	26,040	147,126

HeartWare International, Inc.*	2,252	199,144
HMS Hldgs. Corp.*	7,651	207,725
Humana, Inc.	1,470	101,592
Insulet Corp.*	8,453	218,595
Intuitive Surgical, Inc.*	624	306,503
IPC The Hospitalist Co.*	2,991	133,040
McKesson Corp.	4,284	462,501
Medicines Co.*	1,385	46,287
Merck & Co., Inc.	22,809	1,008,842
MWI Veterinary Supply, Inc.*	1,983	262,272
Mylan, Inc.*	22,225	643,192
Neogen Corp.*	4,684	232,186
Omeros Corp.*	9,459	38,971
OraSure Technologies, Inc.*	9,693	52,342
Orexigen Therapeutics, Inc.*	8,515	53,219
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	10,380	410,114
Pfizer, Inc.	53,440	1,542,278
Pharmacyclics, Inc.*	3,577	287,627
QLT, Inc.*	64,611	571,161
Quest Diagnostics, Inc.	1,508	85,127
Questcor Pharmaceuticals, Inc.	8,423	274,084
Salix Pharmaceuticals Ltd.*	4,857	248,581
Seattle Genetics, Inc.*	7,093	251,872
St. Jude Medical, Inc.	5,518	223,148
Stryker Corp.	7,260	473,642
Sunesis Pharmaceuticals, Inc.*	8,455	46,249
Synageva BioPharma Corp.*	1,607	88,256
Synergy Pharmaceuticals, Inc.*	4,540	27,558
Threshold Pharmaceuticals, Inc.*	7,655	35,290
UnitedHealth Group, Inc.	4,675	267,457
Vascular Solutions, Inc.*	10,038	162,816
VIVUS, Inc.*	3,935	43,285
WellCare Health Plans, Inc.*	2,873	166,519
XenoPort, Inc.*	9,230	65,995
		16,664,891
INDUSTRIALS (6.2%)
Actuant Corp. Cl A	11,394	348,884
Alaska Air Group, Inc.*	10,341	661,411
Allegiant Travel Co.	2,485	220,618
American Railcar Inds., Inc	7,390	345,409
Astronics Corp.*	12,954	386,288
AZZ, Inc.	22,759	1,096,984
Beacon Roofing Supply, Inc.*	7,176	277,424
Boeing Co.	10,955	940,487
Caterpillar, Inc.	8,013	696,891
CIRCOR International, Inc.	5,690	241,825
Corporate Executive Board Co.	5,380	312,901
Cummins, Inc.	5,562	644,135
Encore Wire Corp.	13,981	489,615
EnPro Industries, Inc.*	6,114	312,853
Expeditors Int’l. of Wash.	10,219	364,920
FedEx Corp.	5,574	547,367
General Electric Co.	64,434	1,489,714
Genesee & Wyoming, Inc. Cl A*	6,320	588,455
Healthcare Svcs. Group, Inc.	13,501	346,031
Hub Group, Inc. Cl A*	3,720	143,071
Insperity, Inc.	3,770	106,955
Miller Industries, Inc.	18,090	290,345
Mueller Industries, Inc.	13,393	713,713
Mueller Water Product, Inc. Cl A	28,570	169,420

Old Dominion Freight Line, Inc.*	29,600	1,130,720
On Assignment, Inc.*	15,358	388,711
Precision Castparts Corp.	4,366	827,881
Raven Industries, Inc.	14,000	470,540
Roper Industries, Inc.	5,789	736,998
Smith (A.O.) Corp.	4,985	366,746
Sun Hydraulics Corp.	4,714	153,252
Teledyne Technologies, Inc.*	4,513	354,000
The Advisory Board Co.*	6,111	320,950
Union Pacific Corp.	3,896	554,829
USG Corp.*	5,450	144,098
		17,184,441
INFORMATION TECHNOLOGY (7.9%)
Adtran, Inc.	7,334	144,113
Altera Corp.	4,237	150,286
Analog Devices, Inc.	7,844	364,668
Anixter International, Inc.	3,050	213,256
Apple, Inc.	5,600	2,478,728
Arris Group, Inc.*	19,870	341,168
Aruba Network, Inc.*	4,825	119,371
Aspen Technology, Inc.*	2,530	81,694
Automatic Data Processing, Inc.	6,649	432,318
Brightcove, Inc.*	14,576	90,517
Broadcom Corp. Cl A	13,997	485,276
Cavium, Inc.*	7,061	274,037
Ciena Corp.*	4,930	78,929
Cirrus Logic, Inc.*	10,387	236,305
Cisco Systems, Inc.	29,543	617,744
Coherent, Inc.	2,757	156,432
CommVault Systems, Inc.*	11,044	905,387
comScore, Inc.*	10,800	181,224
Datalink Corp.*	11,088	133,943
EMC Corp.*	6,964	166,370
Emulex Corp.*	24,920	162,728
F5 Networks, Inc.*	1,011	90,060
Fairchild Semiconductor Int’l., Inc.*	10,270	145,218
FEI Company	2,719	175,511
Google, Inc. Cl A*	1,478	1,173,576
Heartland Payment Systems, Inc.	5,037	166,070
iGATE Corp.*	13,471	253,390
Imation Corp.*	22,540	86,103
Imperva, Inc.*	6,905	265,843
Informatica Corp.*	12,440	428,807
Int’l. Business Machines Corp.	5,590	1,192,347
Jive Software, Inc.*	10,623	161,470
KLA-Tencor Corp.	4,287	226,096
Littelfuse, Inc.	1,482	100,554
LogMeIn, Inc.*	4,702	90,372
MasterCard, Inc. Cl A	843	456,173
MAXIMUS, Inc.	3,795	303,486
Microsemi Corp.*	12,165	281,863
Microsoft Corp.	33,826	967,762
MKS Instruments, Inc.	5,944	161,677
Monolithic Power Systems, Inc.	12,155	296,218
MTS Systems Corp.	2,800	162,820
Nanometrics, Inc.*	22,514	324,877
NetApp, Inc.*	7,022	239,872
NetScout Systems, Inc.*	1,980	48,649
Oracle Corp.	21,289	688,486
Plantronics, Inc.	4,382	193,641
Procera Networks, Inc.*	2,917	34,683

PTC, Inc.*	12,030	306,645
QLIK Technologies, Inc.*	6,722	173,629
QUALCOMM, Inc.	12,036	805,810
Richardson Electronics Ltd.	39,047	463,097
Salesforce.com, inc.*	4,678	836,567
Semtech Corp.*	7,126	252,189
Sourcefire, Inc.*	12,633	748,253
Synaptics, Inc.*	3,495	142,212
Teradyne, Inc.*	6,461	104,797
Texas Instruments, Inc.	9,759	346,249
TIBCO Software, Inc.*	17,631	356,499
TTM Technologies, Inc.*	16,182	122,983
ValueClick, Inc.*	7,345	217,045
WEX, Inc.*	2,388	187,458
Yahoo!, Inc.*	11,568	272,195
		21,865,746
MATERIALS (2.5%)
Ball Corp.	8,820	419,656
Boise, Inc.	61,890	535,967
Buckeye Technologies, Inc.	6,395	191,530
Caesar Stone Sdot Yam Ltd.*	1,855	48,972
CF Industries Hldgs., Inc.	1,618	308,019
Clearwater Paper Corp.*	3,269	172,244
Commercial Metals Co.	13,109	207,778
Copper Mountain Mining Corp.*	26,862	72,124
Crown Hldgs., Inc.*	13,106	545,341
CVR Partners LP	7,809	195,303
Dow Chemical Co.	11,859	377,591
Eagle Materials, Inc.	2,285	152,250
Eastman Chemical Co.	9,305	650,140
FMC Corp.	2,668	152,156
Freeport-McMoRan Copper & Gold, Inc.	12,097	400,411
Innophos Hldgs., Inc.	11,405	622,257
Kaiser Aluminum Corp.	7,910	511,382
Landec Corp.*	10,840	156,855
McEwen Mining, Inc.*	63,971	182,957
Silgan Hldgs., Inc.	14,757	697,268
Stepan Co.	4,125	260,288
		6,860,489
TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	33,466	1,227,868
CenturyLink, Inc.	7,321	257,187
Consolidated Comms. Hldgs., Inc.	19,627	344,454
Frontier Communications Corp.	67,953	270,453
		2,099,962
UTILITIES (1.5%)
Ameren Corp.	3,257	114,060
Avista Corp.	13,157	360,502
Black Hills Corp.	6,288	276,924
Dominion Resources, Inc.	10,136	589,712
Edison International	5,862	294,976
Idacorp, Inc.	6,994	337,600
Northwest Natural Gas Co.	4,894	214,455
NorthWestern Corp.	3,980	158,643
PNM Resources, Inc.	14,581	339,591
PPL Corp.	6,500	203,515
Public Svc. Enterprise Group, Inc.	11,418	392,094
Sempra Energy	5,331	426,160
UNS Energy Corp.	8,369	409,579
		4,117,811
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $99,013,856) 46.5%		128,891,606

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	160,702
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		160,702

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.4%)
FHLB	A-1+	0.13	04/26/13	1,000,000	999,897
COMMERCIAL PAPER (0.4%)
Toyota Motor Credit Corp.	A-1+	0.14	05/09/13	600,000	599,904
Toyota Motor Credit Corp.	A-1+	0.16	04/02/13	600,000	599,989
					1,199,893
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,199,790) 0.8%					2,199,790

TOTAL ACTIVE ASSETS (Cost: $101,269,246) 47.4%					131,252,098

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,772,800) 0.6%					1,772,800

TOTAL INVESTMENTS (Cost: $214,907,802) 99.7%					275,899,038

OTHER NET ASSETS 0.3%					760,480

NET ASSETS 100.0%					$276,659,518

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Bassett Furniture Industries, Inc.	255,987	4,085,553
bebe stores, inc.	345,930	1,442,528
Deckers Outdoor Corp.*	53,130	2,958,810
Pep Boys - Manny, Moe & Jack*	274,091	3,231,533
Rent-A-Center, Inc.	73,658	2,720,927
Ruby Tuesday, Inc.*	260,540	1,920,180
Shutterfly, Inc.*	86,812	3,834,486
Wolverine World Wide, Inc.	84,192	3,735,599
		23,929,616
CONSUMER STAPLES (3.0%)
Farmer Brothers Co.*	134,640	1,979,208
Prestige Brands Hldgs., Inc.*	170,630	4,383,485
The Pantry, Inc.*	186,980	2,331,641
Vector Group Ltd.	64,716	1,043,222
		9,737,556
ENERGY (5.9%)
Carrizo Oil and Gas, Inc.*	61,270	1,578,928
Endeavour International Corp.*	136,252	401,943
Energy XXI (Bermuda) Ltd.	170,518	4,641,500
Gasco Energy, Inc.*	2,236,626	92,820
McMoRan Exploration Co.*	464,726	7,598,267
PBF Energy, Inc.	120,596	4,482,553
Saratoga Resources, Inc.*	189,470	503,990
		19,300,001
FINANCIALS (34.4%)
Agree Realty Corp.	29,150	877,415
Ashford Hospitality Trust, Inc.	148,330	1,833,359
Aspen Insurance Hldgs. Ltd.	56,483	2,179,114
BancFirst Corp.	38,241	1,594,650
Bank of Marin Bancorp	25,013	1,002,771
Banner Corp.	49,002	1,559,734
Brookline Bancorp, Inc.	266,743	2,438,031
Bryn Mawr Bank Corp.	75,431	1,756,034
Cash America Int’l., Inc.	53,763	2,820,945
Chesapeake Lodging Trust	120,188	2,757,113
Colonial Properties Trust	140,135	3,168,452
Dime Community Bancshares	125,352	1,800,055
Eagle Bancorp, Inc.*	36,000	788,040
EastGroup Properties, Inc.	51,570	3,001,374
Ellington Financial LLC	201,248	4,980,888
Equity Lifestyle Properties, Inc.	55,306	4,247,501
FBR & Co.*	25,291	478,759
FelCor Lodging Trust, Inc.*	462,527	2,752,036
First Interstate BancSytem, Inc.	115,823	2,178,631
Flushing Financial Corp.	68,409	1,158,848
Forest City Enterprises, Inc. Cl A*	193,991	3,447,220
Glacier Bancorp, Inc.	143,562	2,724,807
Highwoods Properties, Inc.	86,575	3,425,773
IBERIABANK Corp.	16,215	811,074
Investors Bancorp, Inc.	131,530	2,470,133
Janus Capital Group, Inc.	221,130	2,078,622
Marlin Business Svcs. Corp.	129,133	2,994,594
MB Financial, Inc.	93,200	2,252,644
Meadowbrook Insurance Group, Inc.	381,192	2,687,404
National Bank Hldgs. Corp. Cl A	100,058	1,831,061
National Retail Pptys., Inc.	22,950	830,102
Northwest Bancshares, Inc.	157,061	1,993,104

Ocwen Financial Corp.*	39,400	1,494,048
Parkway Properties, Inc.	44,544	826,291
Pennsylvania REIT	111,798	2,167,763
PHH Corp.*	104,995	2,305,690
PrivateBancorp, Inc.	75,500	1,427,705
ProAssurance Corp.	98,452	4,659,733
Prosperity Bancshares, Inc.	49,252	2,334,052
S.Y. Bancorp, Inc.	88,905	2,000,363
Select Income REIT	105,967	2,802,827
Signature Bank*	10,251	807,369
Silver Bay Reaty Trust Corp.	47,447	982,147
Starwood Property Trust, Inc.	57,040	1,583,430
SVB Financial Group*	41,860	2,969,548
Symetra Financial Corp.	257,477	3,452,767
Terreno Realty Corp.	65,800	1,183,084
Tower Group, Inc.	84,160	1,552,752
Two Harbors Investment Corp.	96,830	1,221,026
UMB Financial Corp.	44,108	2,164,380
Urstadt Biddle Pptys., Inc. Cl A	67,873	1,476,916
West Coast Bancorp	73,700	1,789,436
Westamerica Bancorporation	35,464	1,607,583
		111,729,198
HEALTH CARE (5.3%)
Capital Senior Living Corp.*	136,096	3,597,017
Computer Programs & Systems, Inc.	44,581	2,412,278
Conceptus, Inc.*	198,804	4,801,117
Harvard Bioscience, Inc.*	253,950	1,434,818
PAREXEL International Corp.*	26,070	1,030,026
QLT, Inc.*	462,866	4,091,735
		17,366,991
INDUSTRIALS (12.6%)
Actuant Corp. Cl A	116,737	3,574,487
Alaska Air Group, Inc.*	80,066	5,121,021
American Railcar Inds., Inc	71,810	3,356,399
AZZ, Inc.	104,766	5,049,721
Encore Wire Corp.	139,323	4,879,091
Genesee & Wyoming, Inc. Cl A*	12,087	1,125,421
Insperity, Inc.	36,396	1,032,555
Miller Industries, Inc.	181,808	2,918,018
Mueller Industries, Inc.	127,675	6,803,801
Old Dominion Freight Line, Inc.*	187,675	7,169,185
		41,029,699
INFORMATION TECHNOLOGY (11.0%)
Anixter International, Inc.	29,740	2,079,421
Arris Group, Inc.*	95,570	1,640,937
Cirrus Logic, Inc.*	52,504	1,194,466
Coherent, Inc.	27,452	1,557,626
CommVault Systems, Inc.*	33,409	2,738,870
Emulex Corp.*	242,507	1,583,571
Fairchild Semiconductor Int’l., Inc.*	99,600	1,408,344
Imation Corp.*	219,020	836,656
Informatica Corp.*	52,600	1,813,122
LogMeIn, Inc.*	45,771	879,719
Microsemi Corp.*	61,431	1,423,356
MKS Instruments, Inc.	59,130	1,608,336
Monolithic Power Systems, Inc.	52,530	1,280,156
Nanometrics, Inc.*	91,230	1,316,449
PTC, Inc.*	33,009	841,399
Richardson Electronics Ltd.	385,634	4,573,619
Semtech Corp.*	73,070	2,585,947
Sourcefire, Inc.*	58,020	3,436,525

TIBCO Software, Inc.*	90,487	1,829,647
TTM Technologies, Inc.*	161,227	1,225,325
		35,853,491
MATERIALS (9.3%)
Boise, Inc.	616,526	5,339,115
Buckeye Technologies, Inc.	63,546	1,903,203
Commercial Metals Co.	133,622	2,117,909
Copper Mountain Mining Corp.*	198,900	534,047
Crown Hldgs., Inc.*	133,733	5,564,630
Innophos Hldgs., Inc.	72,314	3,945,452
Kaiser Aluminum Corp.	79,388	5,132,434
McEwen Mining, Inc.*	259,815	743,071
Silgan Hldgs., Inc.	106,290	5,022,203
		30,302,064
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	107,770	1,891,364

UTILITIES (6.0%)
Avista Corp.	133,367	3,654,256
Black Hills Corp.	61,209	2,695,644
Idacorp, Inc.	70,860	3,420,412
Northwest Natural Gas Co.	47,677	2,089,206
PNM Resources, Inc.	146,738	3,417,528
UNS Energy Corp.	85,423	4,180,602
		19,457,648
TOTAL COMMON STOCKS (Cost: $229,967,939) 95.5%		310,597,628

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,229,831
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.4%		1,229,831

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.0%)
U.S. Treasury Bill	A-1+	0.03	04/04/13	1,000,000	999,995
U.S. Treasury Bill	A-1+	0.03	04/18/13	3,000,000	2,999,951
U.S. Treasury Bill	A-1+	0.05	04/18/13	2,000,000	1,999,939
U.S. Treasury Bill	A-1+	0.06	05/16/13	2,900,000	2,899,758
U.S. Treasury Bill	A-1+	0.09	04/18/13	2,000,000	1,999,894
U.S. Treasury Bill	A-1+	0.10	04/25/13	2,000,000	1,999,842
					12,899,379
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,899,379) 4.0%					12,899,379

TOTAL INVESTMENTS (Cost: $243,292,818) 99.9%					324,726,838

OTHER NET ASSETS 0.1%					519,872

NET ASSETS 100.0%					$325,246,710

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.5%)
AFC Enterprises, Inc.*	176,415	6,409,155
American Axle & Mfg. Hldgs., Inc.*	253,328	3,457,927
Bally Technologies, Inc.*	41,873	2,176,140
Cinemark Hldgs., Inc.	79,360	2,336,358
Deckers Outdoor Corp.*	46,434	2,585,909
Drew Industries, Inc.	28,325	1,028,481
Francesca’s Hldgs. Corp.*	66,805	1,914,631
Haverty Furniture Cos., Inc.	101,207	2,080,816
Hibbett Sports, Inc.*	28,221	1,587,996
HSN, Inc.	44,677	2,450,980
Monro Muffler Brake, Inc.	69,353	2,754,008
Red Robin Gourmet Burgers, Inc.*	96,183	4,385,945
Rent-A-Center, Inc.	76,107	2,811,393
Shutterfly, Inc.*	94,884	4,191,026
Steiner Leisure Ltd.*	33,213	1,606,181
Steve Madden Ltd.*	47,195	2,035,992
Wolverine World Wide, Inc.	37,797	1,677,053
		45,489,991
CONSUMER STAPLES (5.1%)
Darling International, Inc.*	101,433	1,821,737
Elizabeth Arden, Inc.*	43,336	1,744,274
Hain Celestial Group, Inc.*	36,542	2,231,985
Medifast, Inc.*	111,967	2,566,284
Post Hldgs., Inc.*	26,353	1,131,334
Susser Hldgs. Corp.*	66,765	3,412,359
TreeHouse Foods, Inc.*	23,346	1,520,992
Vector Group Ltd.	88,809	1,431,601
		15,860,566
ENERGY (5.2%)
Energy XXI (Bermuda) Ltd.	104,372	2,841,006
Helix Energy Solutions Group*	75,285	1,722,521
Oasis Petroleum, Inc.*	92,307	3,514,127
PBF Energy, Inc.	118,222	4,394,312
Susser Petroleum Partners LP	38,956	1,266,070
Targa Resources Corp.	40,085	2,724,177
		16,462,213
FINANCIALS (8.1%)
American Assets Trust, Inc.	55,699	1,782,925
AmREIT, Inc. Cl B	49,785	968,816
Chesapeake Lodging Trust	81,686	1,873,877
Colonial Properties Trust	104,847	2,370,591
Endurance Specialty Hldgs. Ltd.	36,998	1,768,874
iShares Russell 2000 Growth Index Fund	21,790	2,347,873
Oritani Financial Corp.	78,158	1,210,667
PS Business Parks, Inc.	23,077	1,821,237
S.Y. Bancorp, Inc.	49,141	1,105,673
Sabra Health Care REIT, Inc.	111,303	3,228,900
Signature Bank*	20,532	1,617,100
Starwood Property Trust, Inc.	75,137	2,085,803
Stifel Financial Corp.*	59,837	2,074,549
Texas Capital Bancshares, Inc.*	30,442	1,231,379
		25,488,264
HEALTH CARE (19.6%)
Abiomed, Inc.*	141,542	2,642,589
Acorda Therapeutics, Inc.*	26,478	848,090
Alnylam Pharmaceuticals, Inc.*	89,856	2,189,791
athenahealth, Inc.*	26,440	2,565,738

BioScrip, Inc.*	242,293	3,079,544
BioSpecifics Technologies Corp.*	50,982	869,243
Bruker Corp.*	84,339	1,610,875
Cepheid, Inc.*	53,840	2,065,841
Conceptus, Inc.*	64,994	1,569,605
Cubist Pharmaceuticals, Inc.*	64,193	3,005,516
Cyberonics, Inc.*	25,232	1,181,110
DexCom, Inc.*	122,860	2,054,219
Emergent Biosolutions, Inc.*	76,467	1,069,009
Exact Sciences Corp.*	109,101	1,069,190
HeartWare International, Inc.*	22,221	1,965,003
HMS Hldgs. Corp.*	75,929	2,061,472
Insulet Corp.*	82,095	2,122,977
IPC The Hospitalist Co.*	29,272	1,302,019
Medicines Co.*	13,742	459,258
MWI Veterinary Supply, Inc.*	19,846	2,624,832
Neogen Corp.*	45,734	2,267,034
Omeros Corp.*	91,704	377,820
OraSure Technologies, Inc.*	94,983	512,908
Orexigen Therapeutics, Inc.*	83,940	524,625
PAREXEL International Corp.*	76,921	3,039,149
Pharmacyclics, Inc.*	35,236	2,833,327
QLT, Inc.*	180,882	1,598,997
Questcor Pharmaceuticals, Inc.	82,922	2,698,282
Salix Pharmaceuticals Ltd.*	47,977	2,455,463
Seattle Genetics, Inc.*	70,168	2,491,666
Sunesis Pharmaceuticals, Inc.*	83,098	454,546
Synageva BioPharma Corp.*	15,520	852,358
Synergy Pharmaceuticals, Inc.*	44,670	271,147
Threshold Pharmaceuticals, Inc.*	74,573	343,782
Vascular Solutions, Inc.*	99,270	1,610,159
VIVUS, Inc.*	38,240	420,640
WellCare Health Plans, Inc.*	28,011	1,623,518
XenoPort, Inc.*	91,675	655,476
		61,386,818
INDUSTRIALS (19.4%)
Alaska Air Group, Inc.*	24,685	1,578,853
Allegiant Travel Co.	24,715	2,194,198
Astronics Corp.*	127,703	3,808,103
AZZ, Inc.	115,743	5,578,813
Beacon Roofing Supply, Inc.*	65,922	2,548,545
CIRCOR International, Inc.	53,491	2,273,368
Corporate Executive Board Co.	52,855	3,074,047
EnPro Industries, Inc.*	60,279	3,084,476
Genesee & Wyoming, Inc. Cl A*	47,358	4,409,503
Healthcare Svcs. Group, Inc.	132,401	3,393,438
Hub Group, Inc. Cl A*	35,626	1,370,176
Mueller Water Product, Inc. Cl A	283,705	1,682,371
Old Dominion Freight Line, Inc.*	106,602	4,072,196
On Assignment, Inc.*	150,089	3,798,753
Raven Industries, Inc.	146,113	4,910,858
Smith (A.O.) Corp.	48,990	3,604,194
Sun Hydraulics Corp.	46,376	1,507,684
Teledyne Technologies, Inc.*	43,901	3,443,594
The Advisory Board Co.*	60,592	3,182,292
USG Corp.*	54,135	1,431,329
		60,946,791
INFORMATION TECHNOLOGY (19.3%)
Adtran, Inc.	25,432	499,739
Arris Group, Inc.*	112,010	1,923,212
Aruba Network, Inc.*	47,538	1,176,090

Aspen Technology, Inc.*	24,945	805,474
Brightcove, Inc.*	142,032	882,019
Cavium, Inc.*	69,224	2,686,583
Ciena Corp.*	48,507	776,597
Cirrus Logic, Inc.*	50,062	1,138,911
CommVault Systems, Inc.*	74,275	6,089,065
comScore, Inc.*	106,194	1,781,935
Datalink Corp.*	132,291	1,598,075
FEI Company	26,797	1,729,746
Heartland Payment Systems, Inc.	48,830	1,609,925
iGATE Corp.*	134,067	2,521,800
Imperva, Inc.*	67,785	2,609,723
Informatica Corp.*	70,567	2,432,444
Jive Software, Inc.*	103,633	1,575,222
Littelfuse, Inc.	14,391	976,429
MAXIMUS, Inc.	40,290	3,221,991
Microsemi Corp.*	56,708	1,313,924
Monolithic Power Systems, Inc.	67,635	1,648,265
MTS Systems Corp.	27,590	1,604,359
Nanometrics, Inc.*	128,136	1,849,002
NetScout Systems, Inc.*	19,470	478,378
Plantronics, Inc.	43,460	1,920,497
PTC, Inc.*	84,953	2,165,452
QLIK Technologies, Inc.*	66,127	1,708,060
Sourcefire, Inc.*	65,700	3,891,411
Synaptics, Inc.*	34,360	1,398,108
Teradyne, Inc.*	63,569	1,031,089
TIBCO Software, Inc.*	84,181	1,702,140
ValueClick, Inc.*	72,355	2,138,090
WEX, Inc.*	23,439	1,839,962
		60,723,717
MATERIALS (4.8%)
Caesar Stone Sdot Yam Ltd.*	14,521	383,354
Clearwater Paper Corp.*	32,684	1,722,120
CVR Partners LP	77,875	1,947,654
Eagle Materials, Inc.	22,580	1,504,505
Innophos Hldgs., Inc.	39,069	2,131,605
Landec Corp.*	108,041	1,563,353
McEwen Mining, Inc.*	381,831	1,092,037
Silgan Hldgs., Inc.	44,187	2,087,836
Stepan Co.	40,580	2,560,598
		14,993,062
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	87,850	1,541,768

UTILITIES (0.5%)
NorthWestern Corp.	39,170	1,561,316

TOTAL COMMON STOCKS (Cost: $235,884,698) 97.0%		304,454,506

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	0.03	04/18/13	2,000,000	1,999,967
U.S. Treasury Bill	A-1+	0.05	04/18/13	2,000,000	1,999,939
U.S. Treasury Bill	A-1+	0.10	04/25/13	2,000,000	1,999,842
					5,999,748
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,999,748) 1.9%					5,999,748

TOTAL INVESTMENTS (Cost: $241,884,446) 98.9%	310,454,254

OTHER NET ASSETS 1.1%	3,524,497

NET ASSETS 100.0%	$313,978,751

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.0%)
Deckers Outdoor Corp.*	10,790	600,895
Dillard’s, Inc. Cl A	1,640	128,822
Discovery Communications, Inc. Cl A*	7,869	619,605
Lamar Advertising Co. Cl A*	9,387	456,302
Mohawk Industries, Inc.*	5,660	640,259
Newell Rubbermaid, Inc.	25,777	672,780
Rent-A-Center, Inc.	10,250	378,635
Shutterfly, Inc.*	15,436	681,808
V.F. Corp.	3,493	585,951
Whirlpool Corp.	2,680	317,473
		5,082,530
CONSUMER STAPLES (4.3%)
ConAgra Foods, Inc.	31,403	1,124,541
Constellation Brands, Inc. Cl A*	3,490	166,264
Dr. Pepper Snapple Group, Inc.	10,491	492,552
J.M. Smucker Co.	6,775	671,809
Vector Group Ltd.	17,220	277,586
		2,732,752
ENERGY (10.4%)
Atwood Oceanics, Inc.*	6,236	327,639
Cheniere Energy, Inc.*	9,880	276,640
Energy XXI (Bermuda) Ltd.	33,997	925,398
McMoRan Exploration Co.*	83,913	1,371,978
Noble Energy, Inc.	11,367	1,314,707
Range Resources Corp.	10,221	828,310
Spectra Energy Corp.	8,621	265,096
Tesoro Corp.	12,100	708,455
Valero Energy Corp.	12,720	578,633
		6,596,856
FINANCIALS (29.9%)
American Financial Group, Inc.	22,519	1,066,950
Ameriprise Financial, Inc.	15,536	1,144,226
Annaly Capital Mgmt., Inc.	17,226	273,721
Aon PLC	13,110	806,265
Associated Banc-Corp.	35,032	532,136
Assurant, Inc.	3,541	159,380
BOK Financial Corp.	11,843	737,819
Brandywine Realty Trust	32,380	480,843
CBL & Associates Pptys., Inc.	31,240	737,264
City National Corp.	4,506	265,448
Comerica, Inc.	17,150	616,543
DDR Corp.	12,272	213,778
Discover Financial Svcs.	12,829	575,252
Duke Realty Corp.	35,710	606,356
Equity Lifestyle Properties, Inc.	7,250	556,800
Everest Re Group Ltd.	5,685	738,254
Fifth Third Bancorp	28,160	459,290
Fulton Financial Corp.	39,809	465,765
HCC Insurance Hldgs., Inc.	5,072	213,176
Health Care REIT, Inc.	4,610	313,065
Highwoods Properties, Inc.	7,890	312,207
Home Properties, Inc.	10,070	638,639
Host Hotels & Resorts, Inc.	34,412	601,866
Janus Capital Group, Inc.	31,612	297,153
KeyCorp	31,640	315,134
Kilroy Realty Corp.	10,800	565,920
Lincoln National Corp.	11,260	367,189
M&T Bank Corp.	2,741	282,762
Marsh & McLennan Cos., Inc.	12,380	470,069

National Retail Pptys., Inc.	16,449	594,960
People’s United Financial, Inc.	40,439	543,500
Progressive Corp.	17,917	452,763
Reinsurance Grp. of America, Inc.	8,642	515,668
StanCorp Financial Group, Inc.	12,885	550,963
Starwood Property Trust, Inc.	21,210	588,790
Vornado Realty Trust	9,825	821,763
		18,881,677
HEALTH CARE (6.1%)
AmerisourceBergen Corp.	17,615	906,292
CIGNA Corp.	11,462	714,885
Forest Laboratories, Inc.*	14,473	550,553
HCA Hldgs., Inc.	5,890	239,311
Hospira, Inc.*	9,310	305,647
Humana, Inc.	4,224	291,921
MEDNAX, Inc.*	6,323	566,730
Mylan, Inc.*	8,891	257,306
		3,832,645
INDUSTRIALS (10.6%)
AZZ, Inc.	3,370	162,434
Eaton Corp. PLC	7,510	459,988
Flowserve Corp.	2,910	488,036
General Cable Corp.*	11,751	430,439
Joy Global, Inc.	9,020	536,870
Kirby Corp.*	15,712	1,206,682
L-3 Communications Hldgs., Inc.	3,344	270,596
Lincoln Electric Hldgs., Inc.	11,981	649,131
Old Dominion Freight Line, Inc.*	21,480	820,536
Oshkosh Corp.*	15,389	653,879
Timken Co.	6,830	386,441
Triumph Group, Inc.	8,040	631,140
		6,696,172
INFORMATION TECHNOLOGY (10.2%)
Altera Corp.	8,727	309,547
Analog Devices, Inc.	7,760	360,762
Avago Technologies Ltd.	8,950	321,484
Avnet, Inc.*	8,540	309,148
Coherent, Inc.	9,787	555,314
F5 Networks, Inc.*	2,890	257,441
Fairchild Semiconductor Int’l., Inc.*	9,280	131,219
Harris Corp.	3,840	177,946
Informatica Corp.*	19,387	668,270
KLA-Tencor Corp.	5,610	295,871
Maxim Integrated Products, Inc	4,530	147,905
Microsemi Corp.*	14,694	340,460
NCR Corp.*	23,781	655,404
NetApp, Inc.*	7,690	262,690
Silicon Laboratories, Inc.*	6,160	254,778
Sourcefire, Inc.*	5,420	321,027
Symantec Corp.*	9,830	242,604
Tech Data Corp.*	7,762	354,025
Teradata Corp.*	3,865	226,141
TIBCO Software, Inc.*	12,566	254,085
		6,446,121
MATERIALS (6.9%)
Agnico-Eagle Mines Ltd.	10,372	425,667
CF Industries Hldgs., Inc.	1,290	245,577
Crown Hldgs., Inc.*	42,242	1,757,692
Cytec Industries, Inc.	10,131	750,504
Eastman Chemical Co.	10,522	735,172
RPM International, Inc.	8,890	280,746
Walter Energy, Inc.	6,396	182,286
		4,377,644

TELECOMMUNICATION SERVICES (0.5%)
Windstream Corp.	35,415	281,549

UTILITIES (9.1%)
Ameren Corp.	21,916	767,498
Atmos Energy Corp.	18,147	774,695
Edison International	18,465	929,159
Entergy Corp.	6,273	396,705
FirstEnergy Corp.	13,882	585,820
Great Plains Energy, Inc.	27,493	637,563
ITC Hldgs. Corp.	9,659	862,162
NV Energy, Inc.	40,396	809,132
		5,762,734
TOTAL COMMON STOCKS (Cost: $48,481,372) 96.0%		60,690,680

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.0%)
FHLB	A-1+	0.13	04/26/13	600,000	599,939
COMMERCIAL PAPER (1.7%)
General Electric Capital Corp.	A-1+	0.10	05/20/13	600,000	599,913
Toyota Motor Credit Corp.	A-1+	0.16	04/05/13	500,000	499,984
					1,099,897
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,836) 2.7%					1,699,836

TOTAL INVESTMENTS (Cost: $50,181,208) 98.7%					62,390,516

OTHER NET ASSETS 1.3%					823,013

NET ASSETS 100.0%					$63,213,529

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Aaron’s, Inc.	36,640	1,050,835
Advance Auto Parts, Inc.	37,548	3,103,342
Aeropostale, Inc.*	44,124	600,086
AMC Networks, Inc. Cl A*	29,207	1,845,298
American Eagle Outfitters, Inc.	94,473	1,766,645
ANN, Inc.*	24,763	718,622
Ascena Retail Group, Inc.*	66,008	1,224,448
Bally Technologies, Inc.*	21,418	1,113,093
Barnes & Noble, Inc.*	19,623	322,798
Big Lots, Inc.*	30,148	1,063,320
Bob Evans Farms, Inc.	14,634	623,701
Brinker International, Inc.	36,829	1,386,612
Cabela’s, Inc.*	23,948	1,455,559
Carter’s, Inc.*	26,264	1,504,139
Cheesecake Factory, Inc.	25,497	984,439
Chico’s FAS, Inc.	86,779	1,457,887
Cinemark Hldgs., Inc.	52,896	1,557,258
Deckers Outdoor Corp.*	17,699	985,657
DeVry, Inc.	29,239	928,338
Dick’s Sporting Goods, Inc.	51,058	2,415,043
DreamWorks Animation SKG Cl A*	37,021	701,918
Foot Locker, Inc.	78,755	2,696,571
Gentex Corp.	74,473	1,490,205
Guess?, Inc.	31,929	792,797
Hanesbrands, Inc.*	51,588	2,350,349
HSN, Inc.	19,161	1,051,172
International Speedway Corp. Cl A	13,323	435,396
Jarden Corp.*	57,740	2,474,138
KB Home	42,226	919,260
Lamar Advertising Co. Cl A*	28,850	1,402,399
Life Time Fitness, Inc.*	20,396	872,541
LKQ Corp.*	158,202	3,442,476
Matthews International Corp. Cl A	14,363	501,125
MDC Hldgs., Inc.	20,225	741,246
Meredith Corp.	18,857	721,469
Mohawk Industries, Inc.*	30,116	3,406,722
New York Times Co. Cl A*	63,464	621,947
NVR, Inc.*	2,451	2,647,350
Office Depot, Inc.*	148,607	584,026
Panera Bread Co. Cl A*	14,807	2,446,709
Polaris Industries, Inc.	33,205	3,071,130
Regis Corp.	29,489	536,405
Rent-A-Center, Inc.	30,187	1,115,108
Saks, Inc.*	51,751	593,584
Scholastic Corp.	13,909	370,675
Scientific Games Corp. Cl A*	27,583	241,351
Service Corp. International	109,507	1,832,052
Signet Jewelers Ltd.	42,042	2,816,814
Sotheby’s	35,099	1,313,054
Strayer Education, Inc.	5,855	283,265
Tempur-Pedic Int’l., Inc.*	31,046	1,540,813
The Wendy’s Co.	146,326	829,668
Thor Industries, Inc.	23,005	846,354

Toll Brothers, Inc.*	78,709	2,694,996
Tractor Supply Co.	36,012	3,749,930
Tupperware Brands Corp.	27,972	2,286,431
Under Armour, Inc. Cl A*	40,177	2,057,062
Valassis Communications, Inc.	20,311	606,690
Wiley (John) & Sons, Inc. Cl A	24,337	948,170
Williams-Sonoma, Inc.	44,794	2,307,787
WMS Industries, Inc.*	28,428	716,670
		87,164,945
CONSUMER STAPLES (3.5%)
Church & Dwight Co., Inc.	71,931	4,648,901
Energizer Hldgs., Inc.	32,441	3,235,341
Flowers Foods, Inc.	60,057	1,978,278
Green Mountain Coffee Roasters, Inc.*	63,126	3,583,032
Harris Teeter Supermarkets, Inc.	25,761	1,100,252
Hillshire Brands Co.	64,088	2,252,693
Ingredion, Inc.	41,007	2,965,626
Lancaster Colony Corp.	10,086	776,622
Post Hldgs., Inc.*	16,784	720,537
Smithfield Foods, Inc.*	64,601	1,710,634
SUPERVALU, Inc.	102,756	517,890
Tootsie Roll Industries, Inc.	10,835	324,073
United Natural Foods, Inc.*	25,458	1,252,534
Universal Corp.	12,075	676,683
		25,743,096
ENERGY (5.7%)
Alpha Natural Resources, Inc.*	107,989	886,590
Arch Coal, Inc.	104,299	566,344
Atwood Oceanics, Inc.*	29,362	1,542,679
Bill Barrett Corp.*	24,508	496,777
CARBO Ceramics, Inc.	9,955	906,602
Cimarex Energy Co.	44,261	3,339,050
Dresser-Rand Group, Inc.*	39,391	2,428,849
Dril-Quip, Inc.*	18,902	1,647,687
Energen Corp.	36,845	1,916,308
Forest Oil Corp.*	58,570	308,078
Helix Energy Solutions Group*	51,207	1,171,616
HollyFrontier Corp.	103,840	5,342,568
Northern Oil and Gas, Inc.*	30,234	434,765
Oceaneering Int’l., Inc.	55,703	3,699,236
Oil States International, Inc.*	28,031	2,286,489
Patterson-UTI Energy, Inc.	74,296	1,771,217
Plains Exploration & Production Co.*	66,387	3,151,391
Quicksilver Resources, Inc.*	62,584	140,814
Rosetta Resources, Inc.*	26,212	1,247,167
SM Energy Co.	34,104	2,019,639
Superior Energy Services, Inc.*	82,164	2,133,799
Tidewater, Inc.	25,013	1,263,157
Unit Corp.*	22,221	1,012,167
World Fuel Services Corp.	36,921	1,466,502
		41,179,491
FINANCIALS (22.3%)
Affiliated Managers Group, Inc.*	27,433	4,212,886
Alexander & Baldwin, Inc.*	22,562	806,592
Alexandria Real Estate Equities, Inc.	33,142	2,352,419
Alleghany Corp.*	8,782	3,476,969
American Campus Communities, Inc.	54,352	2,464,320

American Financial Group, Inc.	38,783	1,837,539
Apollo Investment Corp.	106,319	888,827
Aspen Insurance Hldgs. Ltd.	36,124	1,393,664
Associated Banc-Corp.	86,227	1,309,788
Astoria Financial Corp.	43,798	431,848
BancorpSouth, Inc.	43,084	702,269
Bank of Hawaii Corp.	23,260	1,181,841
Berkley (W.R.) Corp.	56,924	2,525,718
BioMed Realty Trust, Inc.	96,808	2,091,053
BRE Properties, Inc.	39,380	1,917,018
Brown & Brown, Inc.	61,386	1,966,807
Camden Property Trust	43,535	2,989,984
Cathay General Bancorp	37,896	762,468
CBOE Holdings, Inc.	45,632	1,685,646
City National Corp.	24,324	1,432,927
Commerce Bancshares, Inc.	39,722	1,621,849
Corporate Office Pptys. Trust	45,088	1,202,948
Corrections Corp. of America	52,314	2,043,908
Cullen/Frost Bankers, Inc.	31,882	1,993,581
Duke Realty Corp.	166,550	2,828,019
East West Bancorp, Inc.	73,741	1,892,931
Eaton Vance Corp.	60,617	2,535,609
Equity One, Inc.	32,300	774,231
Essex Property Trust, Inc.	19,559	2,945,194
Everest Re Group Ltd.	26,389	3,426,876
Extra Space Storage, Inc.	53,788	2,112,255
Federal Realty Investment Trust	33,728	3,643,973
Federated Investors, Inc. Cl B	48,909	1,157,676
Fidelity Nat’l. Financial, Inc. Cl A	111,504	2,813,246
First American Financial Corp.	55,300	1,414,021
First Niagara Financial Group, Inc.	182,680	1,618,545
FirstMerit Corp.	55,660	920,060
Fulton Financial Corp.	102,318	1,197,121
Gallagher (Arthur J.) & Co.	65,322	2,698,452
Greenhill & Co., Inc.	13,360	713,157
Hancock Hldg. Co.	44,184	1,366,169
Hanover Insurance Group, Inc.	23,163	1,150,738
HCC Insurance Hldgs., Inc.	52,143	2,191,570
Highwoods Properties, Inc.	42,011	1,662,375
Home Properties, Inc.	26,652	1,690,270
Hospitality Properties Trust	71,498	1,961,905
International Bancshares Corp.	28,188	586,310
Janus Capital Group, Inc.	100,390	943,666
Jones Lang LaSalle, Inc.	23,130	2,299,353
Kemper Corp.	28,347	924,396
Kilroy Realty Corp.	39,141	2,050,988
Liberty Property Trust	62,479	2,483,540
Mack-Cali Realty Corp.	43,457	1,243,305
Mercury General Corp.	18,860	715,360
MSCI, Inc. Cl A*	62,568	2,122,932
National Retail Pptys., Inc.	60,246	2,179,098
New York Community Bancorp, Inc.	228,414	3,277,741
Old Republic Int’l. Corp.	124,779	1,585,941
Omega Healthcare Investors, Inc.	58,991	1,790,967
Potlatch Corp.	20,945	960,538
Primerica, Inc.	23,785	779,672
Prosperity Bancshares, Inc.	23,090	1,094,235

Protective Life Corp.	40,603	1,453,587
Raymond James Financial, Inc.	58,408	2,692,609
Rayonier, Inc.	65,051	3,881,593
Realty Income Corp.	101,216	4,590,146
Regency Centers Corp.	47,201	2,497,405
Reinsurance Grp. of America, Inc.	38,557	2,300,696
SEI Investments Co.	69,729	2,011,682
Senior Housing Pptys. Trust	97,315	2,610,961
Signature Bank*	23,797	1,874,252
SL Green Realty Corp	47,436	4,084,714
StanCorp Financial Group, Inc.	23,128	988,953
SVB Financial Group*	23,153	1,642,474
Synovus Financial Corp.	408,398	1,131,262
Taubman Centers, Inc.	32,982	2,561,382
TCF Financial Corp.	84,156	1,258,974
The Macerich Co.	71,388	4,595,959
Trustmark Corp.	34,422	860,894
UDR, Inc.	128,872	3,117,414
Valley National Bancorp	103,350	1,058,304
Waddell & Reed Financial, Inc. Cl A	44,655	1,954,996
Washington Federal, Inc.	54,445	952,788
Webster Financial Corp.	41,187	999,197
Weingarten Realty Investors	58,193	1,835,989
Westamerica Bancorporation	14,051	636,932
		162,638,467
HEALTH CARE (9.3%)
Allscripts Healthcare Solutions, Inc.*	89,095	1,210,801
Bio-Rad Laboratories, Inc. Cl A*	10,436	1,314,936
Charles River Laboratories Int’l., Inc.*	25,748	1,139,864
Community Health Systems, Inc.	47,505	2,251,262
Cooper Companies, Inc.	25,217	2,720,410
Covance, Inc.*	28,594	2,125,106
Endo Health Solutions, Inc.*	59,487	1,829,820
Health Management Associates, Inc. Cl A*	132,996	1,711,659
Health Net, Inc.*	41,108	1,176,511
Hill-Rom Hldgs., Inc.	31,279	1,101,646
HMS Hldgs. Corp.*	45,816	1,243,904
Hologic, Inc.*	138,118	3,121,467
IDEXX Laboratories, Inc.*	28,357	2,619,903
LifePoint Hospitals, Inc.*	24,192	1,172,344
Masimo Corp.	27,274	535,116
MEDNAX, Inc.*	25,758	2,308,690
Mettler-Toledo Int’l., Inc.*	15,812	3,371,435
Omnicare, Inc.	54,191	2,206,658
Owens & Minor, Inc.	33,036	1,075,652
Regeneron Pharmaceuticals, Inc.*	39,684	7,000,263
ResMed, Inc.	74,585	3,457,761
Schein (Henry), Inc.*	45,779	4,236,846
STERIS Corp.	30,328	1,261,948
Techne Corp.	17,932	1,216,686
Teleflex, Inc.	21,398	1,808,345
Thoratec Corp.*	29,873	1,120,238
United Therapeutics Corp.*	24,346	1,481,941
Universal Health Svcs., Inc. Cl B	45,959	2,935,401
VCA Antech, Inc.*	46,022	1,081,057
Vertex Pharmaceuticals, Inc.*	114,236	6,280,695
WellCare Health Plans, Inc.*	22,417	1,299,289
		67,417,654

INDUSTRIALS (16.8%)
Acuity Brands, Inc.	22,467	1,558,086
AECOM Technology Corp.*	54,183	1,777,202
AGCO Corp.	50,673	2,641,077
Alaska Air Group, Inc.*	36,821	2,355,071
Alliant TechSystems, Inc.	16,888	1,223,198
AMETEK, Inc.	126,073	5,466,525
B/E Aerospace, Inc.*	54,147	3,264,523
Carlisle Cos., Inc.	32,931	2,232,392
CLARCOR, Inc.	25,746	1,348,575
Clean Harbors, Inc.*	27,053	1,571,509
Con-way, Inc.	29,918	1,053,413
Copart, Inc.*	54,803	1,878,647
Corporate Executive Board Co.	17,295	1,005,877
Crane Co.	24,876	1,389,573
Deluxe Corp.	26,365	1,091,511
Donaldson Co., Inc.	69,928	2,530,694
Donnelley (R.R.) & Sons Co.	93,779	1,130,037
Esterline Technologies Corp.*	15,992	1,210,594
Exelis, Inc.	97,585	1,062,701
Fortune Brands Home & Security, Inc.*	85,159	3,187,501
FTI Consulting, Inc.*	20,959	789,316
Gardner Denver, Inc.	25,492	1,914,704
GATX Corp.	24,375	1,266,769
General Cable Corp.*	25,950	950,549
Genesee & Wyoming, Inc. Cl A*	25,726	2,395,348
Graco, Inc.	31,444	1,824,695
Granite Construction, Inc.	18,508	589,295
Harsco Corp.	41,564	1,029,540
HNI Corp.	23,664	839,835
Hubbell, Inc. Cl B	27,710	2,690,918
Hunt (J.B.) Transport Svcs., Inc.	47,941	3,570,646
Huntington Ingalls Industries, Inc.	25,812	1,376,554
IDEX Corp.	43,001	2,297,113
ITT Corp.	47,859	1,360,631
JetBlue Airways Corp*	117,355	809,750
Kansas City Southern	57,600	6,387,840
KBR, Inc.	76,211	2,444,849
Kennametal, Inc.	41,981	1,638,938
Kirby Corp.*	29,586	2,272,205
Landstar System, Inc.	24,283	1,386,316
Lennox International, Inc.	23,656	1,501,919
Lincoln Electric Hldgs., Inc.	42,978	2,328,548
Manpower, Inc.	39,961	2,266,588
Matson, Inc.	22,194	545,972
Miller (Herman), Inc.	30,557	845,512
Mine Safety Appliances Co.	16,365	812,031
MSC Industrial Direct Co., Inc. Cl A	24,054	2,063,352
Nordson Corp.	29,165	1,923,432
Oshkosh Corp.*	45,551	1,935,462
Regal-Beloit Corp.	23,299	1,900,266
Rollins, Inc.	34,389	844,250
SPX Corp.	24,474	1,932,467
Terex Corp.*	57,470	1,978,117
The Brink’s Co.	25,001	706,528
Timken Co.	41,460	2,345,807

Towers Watson & Co. Cl A	29,324	2,032,740
Trinity Industries, Inc.	41,506	1,881,467
Triumph Group, Inc.	26,021	2,042,649
United Rentals, Inc.*	49,375	2,714,144
URS Corp.	39,854	1,889,478
UTI Worldwide, Inc.	53,357	772,609
Valmont Industries, Inc.	12,215	1,921,053
Wabtec Corp.	25,046	2,557,447
Waste Connections, Inc.	63,507	2,284,982
Watsco, Inc.	15,295	1,287,533
Werner Enterprises, Inc.	23,595	569,583
Woodward, Inc.	31,842	1,266,038
		121,964,491
INFORMATION TECHNOLOGY (14.6%)
ACI Worldwide, Inc.*	20,190	986,483
Acxiom Corp.*	38,335	782,034
Adtran, Inc.	31,912	627,071
Advent Software, Inc.*	16,512	461,841
Alliance Data Systems Corp.*	25,887	4,190,846
ANSYS, Inc.*	48,101	3,916,383
AOL, Inc.	41,555	1,599,452
Arrow Electronics, Inc.*	55,600	2,258,472
Atmel Corp.*	231,859	1,613,739
Avnet, Inc.*	71,874	2,601,839
Broadridge Financial Solutions, Inc.	63,394	1,574,707
Cadence Design Systems, Inc.*	147,275	2,051,541
Ciena Corp.*	53,630	858,616
CommVault Systems, Inc.*	22,159	1,816,595
Compuware Corp.*	110,352	1,379,400
Concur Technologies, Inc.*	23,660	1,624,496
Convergys Corp.	55,084	938,081
CoreLogic, Inc.*	50,611	1,308,800
Cree, Inc.*	60,998	3,337,201
Cypress Semiconductor Corp.	70,285	775,244
Diebold, Inc.	33,012	1,000,924
DST Systems, Inc.	15,773	1,124,142
Equinix, Inc.*	25,678	5,554,408
FactSet Research Systems, Inc.	21,155	1,958,953
Fair Isaac Corp.	18,431	842,112
Fairchild Semiconductor Int’l., Inc.*	66,485	940,098
Gartner, Inc.*	48,346	2,630,506
Global Payments, Inc.	41,165	2,044,254
Henry (Jack) & Associates, Inc.	44,874	2,073,628
Informatica Corp.*	56,250	1,938,938
Ingram Micro, Inc. Cl A*	78,098	1,536,969
Integrated Device Technology, Inc.*	77,412	578,268
InterDigital, Inc.	21,593	1,032,793
International Rectifier Corp.*	36,326	768,295
Intersil Corp. Cl A	65,812	573,223
Itron, Inc.*	20,166	935,702
Lender Processing Svcs., Inc.	44,294	1,127,725
Lexmark International, Inc. Cl A	32,673	862,567
ManTech International Corp. Cl A	12,187	327,465
MEMC Electronic Materials, Inc.*	125,238	551,047
Mentor Graphics Corp.	49,174	887,591
MICROS Systems, Inc.*	41,470	1,887,300
Monster Worldwide, Inc.*	60,950	309,017

National Instruments Corp.	49,583	1,623,843
NCR Corp.*	85,627	2,359,880
NeuStar, Inc. Cl A*	35,260	1,640,648
Plantronics, Inc.	22,055	974,610
Polycom, Inc.*	88,874	984,724
PTC, Inc.*	62,132	1,583,745
QLogic Corp.*	47,696	553,274
Rackspace Hosting, Inc.*	58,362	2,946,114
RF Micro Devices, Inc.*	138,413	736,357
Riverbed Technology, Inc.*	85,242	1,270,958
Rovi Corp.*	53,902	1,154,042
Semtech Corp.*	34,543	1,222,477
Silicon Laboratories, Inc.*	20,432	845,068
Skyworks Solutions, Inc.*	100,941	2,223,730
SolarWinds, Inc.*	32,124	1,898,528
Solera Hldgs., Inc.	35,607	2,076,956
Synopsys, Inc.*	80,315	2,881,702
Tech Data Corp.*	19,599	893,910
Tellabs, Inc.	167,437	349,943
TIBCO Software, Inc.*	80,429	1,626,274
Trimble Navigation Ltd.*	133,050	3,986,178
ValueClick, Inc.*	38,021	1,123,521
VeriFone Systems, Inc.*	55,491	1,147,554
Vishay Intertechnology, Inc.*	69,625	947,596
WEX, Inc.*	20,033	1,572,591
Zebra Technologies Corp. Cl A*	26,607	1,253,988
		106,066,977
MATERIALS (6.5%)
Albemarle Corp.	46,990	2,937,815
AptarGroup, Inc.	34,277	1,965,786
Ashland, Inc.	37,824	2,810,323
Cabot Corp.	31,114	1,064,099
Carpenter Technology Corp.	22,781	1,122,875
Commercial Metals Co.	60,321	956,088
Compass Minerals Int’l., Inc.	17,131	1,351,636
Cytec Industries, Inc.	23,128	1,713,322
Domtar Corp.	17,794	1,381,170
Greif, Inc. Cl A	15,915	853,362
Intrepid Potash, Inc.	28,001	525,299
Louisiana-Pacific Corp.*	71,632	1,547,251
Martin Marietta Materials, Inc.	24,104	2,459,090
Minerals Technologies, Inc.	18,018	747,927
NewMarket Corp.	5,523	1,437,968
Olin Corp.	41,010	1,034,272
Packaging Corp. of America	50,770	2,278,050
Reliance Steel & Aluminum Co.	39,540	2,814,062
Rock-Tenn Co. Cl A	37,325	3,463,387
Royal Gold, Inc.	34,177	2,427,592
RPM International, Inc.	68,353	2,158,588
Scotts Miracle-Gro Co. Cl A	20,534	887,890
Sensient Technologies Corp.	25,978	1,015,480
Silgan Hldgs., Inc.	23,168	1,094,688
Sonoco Products Co.	52,284	1,829,417
Steel Dynamics, Inc.	112,470	1,784,899
Valspar Corp.	42,881	2,669,342
Worthington Industries, Inc.	27,776	860,500
		47,192,178

TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	52,518	1,106,554
tw telecom inc*	79,870	2,011,925
		3,118,479
UTILITIES (4.9%)
Alliant Energy Corp.	57,560	2,888,361
Aqua America, Inc.	72,728	2,286,568
Atmos Energy Corp.	46,764	1,996,355
Black Hills Corp.	22,730	1,001,029
Cleco Corp.	31,494	1,481,163
Great Plains Energy, Inc.	79,439	1,842,190
Hawaiian Electric Industries, Inc.	50,924	1,411,104
Idacorp, Inc.	26,032	1,256,565
MDU Resources Group	97,908	2,446,721
National Fuel Gas Co.	42,524	2,608,847
NV Energy, Inc.	122,911	2,461,907
OGE Energy Corp.	47,518	3,325,310
PNM Resources, Inc.	41,211	959,804
Questar Corp.	90,863	2,210,697
UGI Corp.	58,689	2,253,071
Vectren Corp.	42,812	1,516,401
Westar Energy, Inc.	65,252	2,165,061
WGL Hldgs., Inc.	26,654	1,175,441
		35,286,595
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $523,955,857) 96.0%		697,772,373

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.9%)
U.S. Treasury Bill (1)	A-1+	0.03	04/18/13	9,000,000	8,999,851
U.S. Treasury Bill (1)	A-1+	0.09	05/16/13	2,000,000	1,999,773
U.S. Treasury Bill (1)	A-1+	0.09	06/06/13	5,000,000	4,999,137
U.S. Treasury Bill (1)	A-1+	0.13	04/25/13	5,000,000	4,999,531
					20,998,292
COMMERCIAL PAPER (0.9%)
Procter & Gamble Co.†	A-1+	0.10	05/01/13	1,500,000	1,499,862
Rockwell Collins, Inc.†	A-1	0.13	04/23/13	3,300,000	3,299,702
Toyota Motor Credit Corp.	A-1+	0.13	04/08/13	2,000,000	1,999,928
					6,799,492
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $27,797,784) 3.8%					27,797,784

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $552,253,641) 99.9%					726,070,157

OTHER NET ASSETS 0.1%					703,493

NET ASSETS 100.0%					$726,773,650

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.9%)
iShares MSCI EAFE Growth Index Fund	171,000	10,826,010
iShares MSCI EAFE Index Fund	235,100	13,866,198
iShares MSCI EAFE Value Index Fund	217,400	10,813,041
Vanguard MSCI EAFE ETF	1,692,500	61,657,775
Vanguard MSCI Europe ETF	384,500	18,890,485
Vanguard MSCI Pacific ETF	170,000	9,865,100
		125,918,609
TOTAL COMMON STOCKS (Cost: $115,912,474) 99.9%		125,918,609

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.06	04/18/13	400,000	399,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,987) 0.3%					399,987

TOTAL INVESTMENTS (Cost: $116,312,461) 100.2%					126,318,596

OTHER NET ASSETS —0.2%					(280,338)

NET ASSETS 100.0%					$126,038,258

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Abercrombie & Fitch Co. Cl A	5,665	261,723
Amazon.com, Inc.*	5,929	1,580,019
Discovery Communications, Inc. Cl A*	7,946	625,668
Disney (Walt) Co.	23,593	1,340,082
Ford Motor Co.	57,689	758,610
Johnson Controls, Inc.	8,605	301,777
Macy’s, Inc.	16,287	681,448
Starbucks Corp.	34,849	1,984,999
Target Corp.	6,542	447,800
Time Warner Cable, Inc.	8,824	847,633
Time Warner, Inc.	14,856	856,003
TJX Cos., Inc.	11,392	532,576
Urban Outfitters, Inc.*	10,634	411,961
Viacom, Inc. Cl B	10,605	652,950
		11,283,249
CONSUMER STAPLES (6.3%)
ConAgra Foods, Inc.	28,363	1,015,679
Constellation Brands, Inc. Cl A*	8,892	423,615
Dean Foods Co.*	42,541	771,268
Estee Lauder Cos., Inc. Cl A	11,906	762,341
J.M. Smucker Co.	6,633	657,728
PepsiCo, Inc.	16,199	1,281,503
Philip Morris Int’l., Inc.	22,248	2,062,612
Proctor & Gamble Co.	25,219	1,943,376
Wal-Mart Stores, Inc.	28,988	2,169,172
		11,087,294
ENERGY (7.1%)
Anadarko Petroleum Corp.	11,380	995,181
Apache Corp.	7,786	600,768
Chevron Corp.	10,385	1,233,946
EOG Resources, Inc.	5,575	713,990
Exxon Mobil Corp.	42,029	3,787,231
Halliburton Co.	25,890	1,046,215
Hess Corp.	7,532	539,367
National Oilwell Varco, Inc.	11,646	823,955
Noble Energy, Inc.	9,970	1,153,130
Occidental Petroleum Corp.	12,261	960,895
Range Resources Corp.	6,541	530,083
		12,384,761
FINANCIALS (9.6%)
American Int’l. Group, Inc.*	23,724	920,966
Aon PLC	7,583	466,355
Bank of America Corp.	86,754	1,056,664
BB&T Corp.	23,970	752,418
Berkshire Hathaway, Inc. Cl B*	9,789	1,020,014
Capital One Financial Corp.	23,534	1,293,193
Citigroup, Inc.	22,844	1,010,619
Franklin Resources, Inc.	3,024	456,049
Goldman Sachs Group, Inc.	8,097	1,191,474
Host Hotels & Resorts, Inc.	48,599	849,997
JPMorgan Chase & Co.	52,014	2,468,584
MetLife, Inc.	23,633	898,527
PNC Financial Svcs. Grp., Inc.	10,547	701,376
Simon Property Group, Inc.	8,426	1,336,027
Wells Fargo & Co.	64,249	2,376,571
		16,798,834
HEALTH CARE (7.8%)
Abbott Laboratories	6,621	233,854

AmerisourceBergen Corp.	3,609	185,683
Biogen Idec, Inc.*	2,123	409,548
Celgene Corp.*	6,670	773,120
Cerner Corp.*	3,237	306,706
Covidien PLC	14,406	977,303
Express Scripts Hldg. Co.*	8,291	477,976
Forest Laboratories, Inc.*	26,344	1,002,126
Gilead Sciences, Inc.*	23,616	1,155,531
Humana, Inc.	2,315	159,990
Intuitive Surgical, Inc.*	982	482,349
McKesson Corp.	6,702	723,548
Merck & Co., Inc.	36,193	1,600,816
Mylan, Inc.*	35,290	1,021,293
Pfizer, Inc.	81,941	2,364,817
Quest Diagnostics, Inc.	2,369	133,730
St. Jude Medical, Inc.	8,893	359,633
Stryker Corp.	11,400	743,736
UnitedHealth Group, Inc.	7,509	429,590
		13,541,349
INDUSTRIALS (6.2%)
Boeing Co.	17,388	1,492,760
Caterpillar, Inc.	12,659	1,100,953
Cummins, Inc.	8,830	1,022,602
Expeditors Int’l. of Wash.	16,222	579,288
FedEx Corp.	8,844	868,481
General Electric Co.	102,267	2,364,413
Precision Castparts Corp.	6,933	1,314,635
Roper Industries, Inc.	9,144	1,164,123
Union Pacific Corp.	6,186	880,948
		10,788,203
INFORMATION TECHNOLOGY (10.9%)
Altera Corp.	6,642	235,592
Analog Devices, Inc.	12,350	574,152
Apple, Inc.	8,895	3,937,189
Automatic Data Processing, Inc.	10,554	686,221
Broadcom Corp. Cl A	21,994	762,532
Cisco Systems, Inc.	46,803	978,651
EMC Corp.*	11,162	266,660
F5 Networks, Inc.*	1,594	141,994
Google, Inc. Cl A*	2,358	1,872,323
Int’l. Business Machines Corp.	8,885	1,895,171
KLA-Tencor Corp.	6,869	362,271
MasterCard, Inc. Cl A	1,329	719,162
Microsoft Corp.	53,704	1,536,471
NetApp, Inc.*	11,085	378,664
Oracle Corp.	33,447	1,081,676
QUALCOMM, Inc.	19,122	1,280,218
Salesforce.com, inc.*	7,425	1,327,813
Texas Instruments, Inc.	15,563	552,175
Yahoo!, Inc.*	18,372	432,293
		19,021,228
MATERIALS (2.1%)
Ball Corp.	13,994	665,835
CF Industries Hldgs., Inc.	2,543	484,111
Dow Chemical Co.	18,831	599,579
Eastman Chemical Co.	14,828	1,036,032
FMC Corp.	4,352	248,195
Freeport-McMoRan Copper & Gold, Inc.	19,208	635,785
		3,669,537
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	52,522	1,927,032

CenturyLink, Inc.	11,632	408,632
Frontier Communications Corp.	106,666	424,531
		2,760,195
UTILITIES (1.8%)
Ameren Corp.	5,425	189,984
Dominion Resources, Inc.	16,089	936,058
Edison International	9,304	468,177
PPL Corp.	10,323	323,213
Public Svc. Enterprise Group, Inc.	18,132	622,653
Sempra Energy	8,463	676,532
		3,216,617
TOTAL COMMON STOCKS (Cost: $80,188,158) 59.9%		104,551,267

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.0%)
U.S. Treasury Note	AA+	0.25	05/31/14	300,000	300,211
U.S. Treasury Note	AA+	0.25	07/15/15	500,000	499,610
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	261,200
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,074,818
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,425,835
					10,561,674
U.S. GOVERNMENT AGENCIES (13.0%)
MORTGAGE-BACKED OBLIGATIONS (13.0%)
FHARM	AA+	0.77	04/01/37	112,441	118,725
FHARM	AA+	4.64	09/01/39	92,183	98,913
FHARM	AA+	5.24	02/01/36	84,498	90,060
FHARM	AA+	5.43	05/01/37	84,571	91,111
FHARM	AA+	5.77	03/01/37	39,508	41,937
FHLMC	AA+	2.50	09/01/27	481,519	499,487
FHLMC	AA+	3.00	06/01/27	239,954	252,696
FHLMC	AA+	3.00	08/01/27	484,014	509,716
FHLMC	AA+	3.50	01/01/43	497,701	525,262
FHLMC	AA+	4.00	02/01/25	132,428	140,745
FHLMC	AA+	4.00	03/01/41	391,811	416,467
FHLMC	AA+	4.00	07/01/41	336,621	357,804
FHLMC	AA+	4.50	08/01/34	119,757	128,416
FHLMC	AA+	4.50	08/15/35	142,428	158,087
FHLMC	AA+	5.00	02/01/26	64,536	69,837
FHLMC	AA+	5.50	01/15/32	68,184	70,176
FHLMC	AA+	5.50	07/01/32	131,434	143,047
FHLMC	AA+	5.50	05/01/33	186,389	203,732
FHLMC	AA+	5.50	06/01/37	213,611	231,951
FHLMC	AA+	6.00	03/15/32	111,250	125,085
FNMA	AA+	3.50	10/01/41	240,245	257,837
FNMA	AA+	3.50	12/01/41	477,895	512,889
FNMA	AA+	3.50	04/01/42	488,434	525,189
FNMA	AA+	3.50	04/01/42	571,925	604,306
FNMA	AA+	3.50	08/01/42	494,172	522,155
FNMA	AA+	3.50	10/01/42	396,287	418,727
FNMA	AA+	4.00	05/01/19	80,457	86,311
FNMA	AA+	4.00	06/01/39	193,213	206,079
FNMA	AA+	4.00	11/01/40	374,056	398,966
FNMA	AA+	4.00	05/01/41	318,517	346,879
FNMA	AA+	4.00	08/01/42	411,885	441,051
FNMA	AA+	4.50	05/01/18	91,981	99,192
FNMA	AA+	4.50	05/01/30	203,605	221,308
FNMA	AA+	4.50	04/01/31	242,305	263,221
FNMA	AA+	4.50	08/01/33	100,336	108,433

FNMA	AA+	4.50	09/01/33	202,678	219,033
FNMA	AA+	4.50	06/01/34	187,874	202,918
FNMA	AA+	4.50	08/01/35	170,701	184,050
FNMA	AA+	4.50	12/01/35	138,287	149,101
FNMA	AA+	4.50	05/01/39	176,311	189,988
FNMA	AA+	4.50	05/01/39	266,750	287,443
FNMA	AA+	4.50	05/01/40	246,202	268,907
FNMA	AA+	5.00	04/01/18	200,591	216,973
FNMA	AA+	5.00	06/01/33	231,523	252,278
FNMA	AA+	5.00	10/01/33	210,174	229,015
FNMA	AA+	5.00	11/01/33	142,917	155,728
FNMA	AA+	5.00	11/01/33	505,325	550,625
FNMA	AA+	5.00	03/01/34	70,766	77,110
FNMA	AA+	5.00	04/01/34	102,977	112,015
FNMA	AA+	5.00	09/01/35	109,927	119,370
FNMA	AA+	5.00	11/25/35	300,000	328,772
FNMA	AA+	5.00	05/01/39	262,210	283,787
FNMA	AA+	5.00	06/01/40	130,283	143,102
FNMA	AA+	5.50	04/01/17	11,593	12,462
FNMA	AA+	5.50	05/01/17	6,007	6,457
FNMA	AA+	5.50	06/01/17	4,116	4,425
FNMA	AA+	5.50	03/01/34	62,697	69,033
FNMA	AA+	5.50	05/01/34	514,950	568,114
FNMA	AA+	5.50	07/01/34	120,445	132,880
FNMA	AA+	5.50	09/01/34	227,900	250,716
FNMA	AA+	5.50	09/01/34	87,550	96,588
FNMA	AA+	5.50	10/01/34	74,365	82,042
FNMA	AA+	5.50	02/01/35	115,240	126,417
FNMA	AA+	5.50	02/01/35	164,020	180,954
FNMA	AA+	5.50	08/01/35	77,871	85,424
FNMA	AA+	5.50	08/01/37	46,328	50,531
FNMA	AA+	5.50	11/01/38	72,414	78,035
FNMA	AA+	5.50	06/01/48	90,163	97,668
FNMA	AA+	6.00	03/01/17	5,979	6,415
FNMA	AA+	6.00	05/01/23	52,885	59,502
FNMA	AA+	6.00	03/01/32	10,144	11,366
FNMA	AA+	6.00	04/01/32	27,011	30,399
FNMA	AA+	6.00	04/01/32	25,366	28,547
FNMA	AA+	6.00	05/01/32	36,796	41,411
FNMA	AA+	6.00	04/01/33	191,972	216,050
FNMA	AA+	6.00	05/01/33	134,448	151,311
FNMA	AA+	6.00	06/01/34	79,440	88,585
FNMA	AA+	6.00	09/01/34	47,799	53,301
FNMA	AA+	6.00	10/01/34	92,103	102,705
FNMA	AA+	6.00	11/01/34	94,514	105,394
FNMA	AA+	6.00	12/01/36	132,572	145,554
FNMA	AA+	6.00	01/01/37	131,697	144,594
FNMA	AA+	6.00	04/01/37	63,500	68,925
FNMA	AA+	6.00	05/01/37	41,332	44,863
FNMA	AA+	6.00	06/01/37	109,250	118,583
FNMA	AA+	6.00	10/25/44	157,506	185,710
FNMA	AA+	6.00	02/25/47	144,249	164,542
FNMA	AA+	6.00	12/25/49	123,306	143,465
FNMA	AA+	6.50	09/01/16	5,360	5,715
FNMA	AA+	6.50	03/01/17	15,664	16,936
FNMA	AA+	6.50	05/01/17	2,958	3,198
FNMA	AA+	6.50	06/01/17	20,240	21,884
FNMA	AA+	6.50	04/01/32	14,354	16,941
FNMA	AA+	6.50	05/01/32	28,040	33,094
FNMA	AA+	6.50	05/01/32	40,888	48,257
FNMA	AA+	6.50	07/01/32	9,921	11,709

FNMA	AA+	6.50	07/01/34	90,412	106,905
FNMA	AA+	6.50	05/01/37	110,245	130,667
FNMA	AA+	6.50	09/01/37	86,341	102,334
FNMA	AA+	7.00	09/01/31	19,192	22,882
FNMA	AA+	7.00	04/01/32	19,889	23,690
FNMA	AA+	7.50	06/01/31	12,447	14,658
FNMA	AA+	7.50	02/01/32	9,041	10,675
FNMA	AA+	7.50	04/01/32	16,894	19,970
FNMA	AA+	7.50	06/01/32	11,737	13,875
FNMA	AA+	8.00	03/01/31	6,189	7,375
FNMA	AA+	8.00	04/01/32	14,030	16,779
FNMA	AA+	8.00	04/01/32	2,539	3,028
FNMA Strip	AA+	3.00	08/25/42	439,740	448,287
GNMA (3)	AA+	3.50	09/20/33	298,359	311,758
GNMA (3)	AA+	3.50	01/20/37	253,676	261,773
GNMA (3)	AA+	4.00	08/15/41	364,954	398,099
GNMA (3)	AA+	4.00	01/15/42	436,275	476,170
GNMA (3)	AA+	4.00	03/20/42	319,459	345,956
GNMA (3)	AA+	4.00	08/20/42	368,596	399,169
GNMA (3)	AA+	4.50	04/20/31	394,546	435,567
GNMA (3)	AA+	4.50	10/15/40	347,119	380,866
GNMA (3)	AA+	5.00	10/15/24	370,148	399,482
GNMA (3)	AA+	5.00	04/15/39	285,048	311,112
GNMA (3)	AA+	5.00	06/20/39	241,152	279,234
GNMA (3)	AA+	5.00	11/15/39	227,986	248,833
GNMA (3)	AA+	6.50	04/15/31	4,331	5,121
GNMA (3)	AA+	6.50	10/15/31	7,670	9,068
GNMA (3)	AA+	6.50	12/15/31	6,540	7,732
GNMA (3)	AA+	6.50	05/15/32	8,702	10,311
GNMA (3)	AA+	7.00	05/15/31	6,023	7,165
GNMA (3)	AA+	7.00	09/15/31	6,373	7,582
GNMA (3)	AA+	7.00	09/15/31	2,352	2,798
GNMA (3)	AA+	7.00	05/15/32	2,716	3,225
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	314,963	363,553
					22,752,413
CORPORATE DEBT (18.5%)
CONSUMER DISCRETIONARY (3.1%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	276,096
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	267,449
Darden Restaurants, Inc.	BBB	4.50	10/15/21	300,000	313,865
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	520,000
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	277,978
Home Depot, Inc.	A-	5.40	03/01/16	500,000	566,141
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	106,573
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	103,228
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	310,774
NVR, Inc.	BBB	3.95	09/15/22	300,000	307,953
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	311,080
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	271,913
Scholastic Corp.	BB-	5.00	04/15/13	500,000	500,630
Staples, Inc.	BBB	4.38	01/12/23	275,000	277,473
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	368,644
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	285,917
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	314,625
					5,380,339
CONSUMER STAPLES (1.0%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	156,453
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	291,911
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	225,000	240,026
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	278,442
Kroger Co.	BBB	4.95	01/15/15	500,000	534,852

Sysco Corp.	A	2.60	06/12/22	300,000	299,775
					1,801,459
ENERGY (2.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	335,598
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	545,861
Enbridge, Inc.	A-	5.80	06/15/14	100,000	105,963
Energen Corp.	BBB	4.63	09/01/21	250,000	257,652
EQT Corp.	BBB	4.88	11/15/21	200,000	211,908
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	529,902
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	200,830
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	251,470
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	957,461
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	326,098
Seacor Hldgs., Inc.	BB	7.38	10/01/19	250,000	271,689
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	525,514
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	545,962
					5,065,908
FINANCIALS (5.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	322,978
Alleghany Corp.	BBB	5.63	09/15/20	300,000	345,538
Bank of America Corp.	A-	3.70	09/01/15	250,000	263,486
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	250,000	266,955
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	308,338
Block Financial LLC	BBB	5.13	10/30/14	250,000	262,664
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	522,058
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	287,732
Duke Realty LP	BBB-	4.63	05/15/13	250,000	251,112
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	567,479
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,506,842
HCP, Inc.	BBB+	5.65	12/15/13	250,000	258,631
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	295,570
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	266,401
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	257,643
Morgan Stanley	A-	4.00	07/24/15	250,000	263,855
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	255,725
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	100,000	111,563
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	115,380
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	312,077
ProLogis LP	BBB-	6.63	05/15/18	150,000	180,379
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	278,108
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	266,533
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	109,571
Regency Centers LP	BBB	4.95	04/15/14	250,000	259,598
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	261,582
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	100,000	109,134
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	222,268
Zions Bancorporation	BB+	5.65	05/15/14	397,000	407,368
					9,136,568
HEALTH CARE (1.4%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	286,191
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	211,094
CIGNA Corp.	BBB	2.75	11/15/16	250,000	263,910
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	558,611
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	272,325
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	329,906

Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	273,595
WellPoint, Inc.	A-	4.35	08/15/20	250,000	278,107
					2,473,739
INDUSTRIALS (1.6%)
CSX Corp.	BBB	6.25	04/01/15	250,000	276,821
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	500,000	513,750
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	250,000	257,029
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	295,115
Harsco Corp.	BBB-	5.75	05/15/18	250,000	277,430
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	276,544
Pentair Ltd.	BBB	5.00	05/15/21	250,000	277,244
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	258,151
URS Corp.†	BBB-	5.00	04/01/22	300,000	314,984
					2,747,068
INFORMATION TECHNOLOGY (0.5%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	302,593
Fiserv, Inc.	BBB-	4.75	06/15/21	360,000	390,244
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	109,164
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	104,154
					906,155
MATERIALS (1.3%)
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	100,000	99,401
Geon Co.	BB+	7.50	12/15/15	1,000,000	1,090,520
Methanex Corp.	BBB-	3.25	12/15/19	250,000	252,170
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	257,838
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	318,588
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	283,750
					2,302,267
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	527,519

UTILITIES (1.2%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	183,750
Constellation Energy	BBB-	5.15	12/01/20	340,000	388,213
Entergy Corp.	BBB-	5.13	09/15/20	250,000	274,561
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	278,606
Progress Energy, Inc.	A	5.25	12/15/15	500,000	562,230
SCANA Corp.	BBB	4.13	02/01/22	300,000	315,076
					2,002,436
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,871,718) 37.5%					65,657,545

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.10	04/25/13	2,700,000	2,699,787
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,699,787) 1.5%					2,699,787

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,737,800) 1.0%					1,737,800

TOTAL INVESTMENTS (Cost: $146,497,463) 99.9%					174,646,399

OTHER NET ASSETS 0.1%					121,989

NET ASSETS 100.0%					$174,768,388

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	6,925,025	9,897,627
Equity Index Fund (21.3%)	2,771,549	7,163,173
Mid-Cap Equity Index Fund (5.5%)	1,039,728	1,841,527
Mid-Term Bond Fund (39.0%)	12,360,774	13,175,015
Money Market Fund (4.9%)	1,362,521	1,635,156
TOTAL INVESTMENTS (Cost: $32,329,286) 100.0%		33,712,498

OTHER NET ASSETS -0.0% (4)		(46)

NET ASSETS 100.0%		$33,712,452

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.1%)	3,724,253	5,322,908
Equity Index Fund (26.3%)	2,244,355	5,800,620
International Fund (3.0%)	922,337	662,437
Mid-Cap Equity Index Fund (11.9%)	1,483,961	2,628,336
Mid-Term Bond Fund (29.9%)	6,182,355	6,589,605
Money Market Fund (4.8%)	879,088	1,054,990
TOTAL INVESTMENTS (Cost: $20,304,020) 100.0%		22,058,896

OTHER NET ASSETS -0.0% (4)		(30)

NET ASSETS 100.0%		$22,058,866

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.0%)#	20,329,703	29,056,329
Equity Index Fund (29.1%)#	13,694,693	35,394,454
International Fund (6.0%)#	10,054,485	7,221,282
Mid-Cap Equity Index Fund (11.8%)#	8,079,186	14,309,547
Mid-Term Bond Fund (24.8%)#	28,302,983	30,167,385
Small Cap Growth Fund (2.2%)#	2,051,574	2,617,977
Small Cap Value Fund (2.1%)#	1,735,239	2,567,619
TOTAL INVESTMENTS (Cost: $108,069,182) 100.0%		121,334,593

OTHER NET ASSETS -0.0% (4)		(166)

NET ASSETS 100.0%		$121,334,427

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.7%)	31,587,175	45,146,129
Equity Index Fund (34.1%)	25,038,799	64,713,727
International Fund (8.9%)	23,405,657	16,810,294
Mid-Cap Equity Index Fund (11.7%)	12,526,149	22,185,840
Mid-Term Bond Fund (15.2%)	27,060,894	28,843,476
Small Cap Growth Fund (3.2%)	4,771,978	6,089,435
Small Cap Value Fund (3.2%)	4,036,864	5,973,315
TOTAL INVESTMENTS (Cost: $165,963,924) 100.0%		189,762,216

OTHER NET ASSETS -0.0% (4)		(260)

NET ASSETS 100.0%		$189,761,956

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.7%)	28,101,114	40,163,658
Equity Index Fund (37.8%)	27,125,843	70,107,773
International Fund (8.8%)	22,625,380	16,249,887
Mid-Cap Equity Index Fund (15.8%)	16,500,766	29,225,530
Mid-Term Bond Fund (7.5%)	13,083,979	13,945,860
Small Cap Growth Fund (4.2%)	6,145,755	7,842,487
Small Cap Value Fund (4.2%)	5,200,133	7,694,595
TOTAL INVESTMENTS (Cost: $158,915,620) 100.0%		185,229,790

OTHER NET ASSETS -0.0% (4)		(254)

NET ASSETS 100.0%		$185,229,536

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.5%)	23,188,403	33,142,142
Equity Index Fund (40.6%)	24,205,641	62,560,398
International Fund (9.7%)	20,741,489	14,896,848
Mid-Cap Equity Index Fund (17.7%)	15,436,302	27,340,191
Small Cap Growth Fund (5.3%)	6,342,392	8,093,412
Small Cap Value Fund (5.2%)	5,365,381	7,939,111
TOTAL INVESTMENTS (Cost: $129,813,491) 100.0%		153,972,102

OTHER NET ASSETS -0.0% (4)		(211)

NET ASSETS 100.0%		$153,971,891

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.9%)	12,850,881	18,367,185
Equity Index Fund (40.3%)	19,286,626	49,847,019
International Fund (11.5%)	19,835,205	14,245,942
Mid-Cap Equity Index Fund (20.8%)	14,470,787	25,630,108
Small Cap Growth Fund (6.3%)	6,063,866	7,737,990
Small Cap Value Fund (6.2%)	5,130,098	7,590,965
TOTAL INVESTMENTS (Cost: $102,779,935) 100.0%		123,419,209

OTHER NET ASSETS -0.0% (4)		(169)

NET ASSETS 100.0%		$123,419,040

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.1%)	8,432,511	12,052,208
Equity Index Fund (35.2%)	14,767,852	38,168,075
International Fund (13.4%)	20,247,142	14,541,801
Mid-Cap Equity Index Fund (23.8%)	14,564,555	25,796,188
Small Cap Growth Fund (8.3%)	7,075,930	9,029,466
Small Cap Value Fund (8.2%)	5,986,164	8,857,678
TOTAL INVESTMENTS (Cost: $89,564,152) 100.0%		108,445,416

OTHER NET ASSETS -0.0% (4)		(149)

NET ASSETS 100.0%		$108,445,267

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.3%)	8,919,163	12,747,758
Equity Index Fund (35.1%)	18,735,990	48,423,877
International Fund (15.3%)	29,363,603	21,089,380
Mid-Cap Equity Index Fund (21.7%)	16,868,930	29,877,609
Small Cap Growth Fund (9.4%)	10,097,728	12,885,529
Small Cap Value Fund (9.2%)	8,543,287	12,641,434
TOTAL INVESTMENTS (Cost: $114,215,864) 100.0%		137,665,587

OTHER NET ASSETS -0.0% (4)		(189)

NET ASSETS 100.0%		$137,665,398

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.0%)	226,926	324,335
Equity Index Fund (34.9%)	583,353	1,507,696
International Fund (17.1%)	978,248	702,593
Mid-Cap Equity Index Fund (20.0%)	496,405	879,213
Small Cap Growth Fund (10.0%)	346,729	442,454
Small Cap Value Fund (10.0%)	294,234	435,375
TOTAL INVESTMENTS (Cost: $4,091,203) 100.0%		4,291,666

OTHER NET ASSETS -0.0% (4)		(6)

NET ASSETS 100.0%		$4,291,660

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.6%)	18,926,589	27,050,922
Equity Index Fund (26.3%)	9,311,070	24,064,814
Mid-Term Bond Fund (44.1%)	37,784,613	40,273,598
TOTAL INVESTMENTS (Cost: $85,086,469) 100.0%		91,389,334
OTHER NET ASSETS		—

NET ASSETS 100.0%		$91,389,334

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.8%)	49,634,799	70,940,785
Equity Index Fund (35.9%)	34,161,626	88,292,019
Mid-Cap Equity Index Fund (16.2%)	22,572,654	39,979,828
Mid-Term Bond Fund (19.1%)	44,033,793	46,934,431
TOTAL INVESTMENTS (Cost: $208,057,018) 100.0%		246,147,063
OTHER NET ASSETS		—

NET ASSETS 100.0%		$246,147,063

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.5%)	33,534,589	47,929,479
Equity Index Fund (45.2%)	35,617,420	92,054,575
Mid-Cap Equity Index Fund (21.2%)	24,447,269	43,300,074
Small Cap Growth Fund (5.0%)	7,927,129	10,115,667
Small Cap Value Fund (5.1%)	7,070,048	10,461,493
TOTAL INVESTMENTS (Cost: $165,068,309) 100.0%		203,861,288
OTHER NET ASSETS		—

NET ASSETS 100.0%		$203,861,288

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (30.0%)
U.S. Treasury Bill	A-1+	0.12	04/25/13	18,000,000	17,998,449
U.S. Treasury Bill	A-1+	0.13	04/25/13	3,700,000	3,699,653
U.S. Treasury Bill	A-1+	0.13	04/25/13	2,500,000	2,499,754
U.S. Treasury Bill	A-1+	0.11	04/18/13	2,300,000	2,299,863
					26,497,719
U.S. GOVERNMENT AGENCIES (40.0%)
FHLB	A-1+	0.10	04/17/13	6,000,000	5,999,683
FHLB	A-1+	0.13	04/24/13	12,000,000	11,998,873
FHLMC	A-1+	0.09	04/03/13	739,000	738,991
FHLMC	A-1+	0.12	05/13/13	3,390,000	3,389,491
FHLMC	A-1+	0.13	05/31/13	929,000	928,784
FNMA	A-1+	0.12	05/01/13	4,000,000	3,999,560
FNMA	A-1+	0.14	05/29/13	6,000,000	5,998,496
Tennessee Valley Auth.	A-1+	0.10	04/18/13	2,300,000	2,299,866
					35,353,744
COMMERCIAL PAPER (32.7%)
Abbott Laboratories†	A-1+	0.11	04/02/13	300,000	299,996
Abbott Laboratories†	A-1+	0.12	05/07/13	1,000,000	999,870
Air Products & Chemicals†	A-1	0.12	04/17/13	3,000,000	2,999,810
Baker Hughes, Inc.†	A-1	0.13	05/10/13	2,000,000	1,999,697
Emerson Electric Co.†	A-1	0.14	04/01/13	3,100,000	3,099,964
General Re Corp.	A-1+	0.15	05/07/13	3,500,000	3,499,431
Madison Gas & Electric	A-1+	0.11	04/15/13	2,000,000	1,999,896
National Rural Utilities	A-1	0.14	05/23/13	3,000,000	2,999,393
Private Export Funding Corp.†	A-1	0.13	06/12/13	3,500,000	3,499,135
Rockwell Collins, Inc.†	A-1	0.12	04/02/13	500,000	499,993
Toyota Motor Credit Corp.	A-1+	0.15	05/07/13	3,500,000	3,499,431
Unilever Capital Corp.†	A-1	0.12	05/30/13	450,000	449,840
Unilever Capital Corp.†	A-1	0.15	06/03/13	3,000,000	2,999,187
					28,845,643
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $90,697,214) 102.7%					90,697,106

TEMPORARY CASH INVESTMENTS (2) (Cost: $624,900) 0.7%					624,900

TOTAL INVESTMENTS (Cost: $91,322,114) 103.4%					91,322,006

OTHER NET ASSETS —3.4%					(2,999,730)

NET ASSETS 100.0%					$88,322,276

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.1%)
U.S. Treasury Note	AA+	0.25	07/15/15	1,000,000	999,219
U.S. Treasury Note	AA+	0.63	11/30/17	5,000,000	4,983,205
U.S. Treasury Note	AA+	0.88	07/31/19	7,000,000	6,909,763
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,092,580
U.S. Treasury Note	AA+	1.00	08/31/19	4,500,000	4,469,063
U.S. Treasury Note	AA+	1.00	11/30/19	5,000,000	4,948,830
U.S. Treasury Note	AA+	1.13	12/31/19	8,000,000	7,971,248
U.S. Treasury Note	AA+	1.25	08/31/15	9,000,000	9,206,721
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,268,750
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,750,194
U.S. Treasury Note	AA+	2.38	03/31/16	3,500,000	3,708,908
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	18,067,495
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,379,686
U.S. Treasury Note	AA+	3.25	05/31/16	10,000,000	10,896,880
U.S. Treasury Note	AA+	3.25	07/31/16	7,000,000	7,655,704
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,560,785
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,833,535
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	52,436,555
					169,139,121
U.S. GOVERNMENT AGENCIES (11.9%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (4)
FHLMC	AA+	6.00	02/01/19	5,028	5,584
FHLMC	AA+	6.50	04/01/14	6,536	6,623
FHLMC	AA+	7.00	02/01/14	1,970	1,999
FHLMC	AA+	7.50	03/15/21	7,551	8,583
FHLMC	AA+	8.00	09/01/18	1,221	1,238
FHLMC	AA+	8.50	09/01/17	1,917	1,947
FNMA	AA+	6.50	08/01/13	697	703
FNMA	AA+	8.00	06/01/17	120	120
					26,797
NON-MORTGAGE-BACKED OBLIGATIONS (11.9%)
FFCB	AA+	4.95	10/10/14	12,500,000	13,395,913
FFCB	AA+	5.10	08/05/13	5,000,000	5,086,920
FHLB	AA+	1.38	05/28/14	17,000,000	17,229,429
FNMA	AA+	1.25	02/27/14	10,000,000	10,107,420
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	769,595
					46,589,277
CORPORATE DEBT (43.0%)
CONSUMER DISCRETIONARY (5.4%)
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	748,857
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,044,438
Best Buy Co., Inc.	BB	6.75	07/15/13	1,000,000	1,015,000
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,051,741
Darden Restaurants, Inc.	BBB	4.50	10/15/21	1,750,000	1,830,878
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	520,000
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,223,826
Home Depot, Inc.	A-	5.40	03/01/16	250,000	283,070
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,625,238
Hyatt Hotels Corp.†	BBB	5.75	08/15/15	200,000	217,266
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	254,914
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	675,397
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,032,281
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	750,000
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,257,042
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,315
Staples, Inc.	BBB	2.75	01/12/18	1,750,000	1,768,862
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,106,538

Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	571,833
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,097,500
					21,324,996
CONSUMER STAPLES (2.6%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	2,041,313
Clorox Co.	BBB+	5.00	01/15/15	300,000	321,342
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	583,822
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	155,681
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	1,700,000	1,813,528
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,526,910
Hershey Co.	A	4.85	08/15/15	500,000	547,921
Hershey Co.	A	5.00	04/01/13	500,000	500,000
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	306,286
Kroger Co.	BBB	4.95	01/15/15	500,000	534,852
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	416,139
Mondelez International, Inc.	BBB-	5.25	10/01/13	500,000	511,472
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	1,021,852
					10,281,118
ENERGY (3.5%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	545,861
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,128,506
Energen Corp.	BBB	4.63	09/01/21	2,000,000	2,061,212
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,324,423
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	264,951
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,602,674
Murphy Oil Corp.	BBB	2.50	12/01/17	1,750,000	1,757,261
National Oilwell Varco, Inc.	A-	6.13	08/15/15	1,000,000	1,005,879
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,009,006
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	525,514
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	327,109
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	580,767
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,009,263
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	545,962
					13,688,388
FINANCIALS (13.0%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,576,982
American Express Credit Corp.	A-	5.88	05/02/13	1,000,000	1,004,354
Bank of America Corp.	A-	3.70	09/01/15	250,000	263,486
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	557,557
Block Financial LLC	BBB	5.13	10/30/14	750,000	787,992
Boston Properties LP	A-	3.70	11/15/18	470,000	515,363
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,084,349
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,050,188
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	215,331
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,150,927
Duke Realty LP	BBB-	4.63	05/15/13	500,000	502,224
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,041,697
ERP Operating LP	BBB+	5.38	08/01/16	500,000	566,418
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	842,138
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	125,570
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	530,609
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	554,321
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	951,145
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	500,000	536,931
HCP, Inc.	BBB+	5.65	12/15/13	500,000	517,261
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,446,944
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,750,000	1,854,095
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	621,942
HSBC Finance Corp.	A	3.91	11/10/13	40,000	40,724
HSBC Finance Corp.	A	3.94	11/10/13	43,000	43,243
HSBC Finance Corp.	A	4.12	11/10/13	70,000	70,947

Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	516,272
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,642,433
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,057,218
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,110,853
MetLife, Inc.	A-	5.00	11/24/13	250,000	257,012
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,184,128
Morgan Stanley	A-	2.88	01/24/14	500,000	508,208
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,055,419
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	841,097
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	275,616
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	750,000	836,719
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,352,333
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	524,931
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,803,789
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,040,829
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,089,461
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,705,811
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,862,700
Regency Centers LP	BBB	4.95	04/15/14	500,000	519,196
Reinsurance Grp. of America,	A-	5.63	03/15/17	1,500,000	1,699,103
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,726,441
Simon Property Group LP	A-	2.80	01/30/17	1,500,000	1,580,774
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,526,250
Textron Financial Corp.	BBB-	5.40	04/28/13	1,000,000	1,003,307
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,855,276
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,585,437
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	427,251
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,026,115
					51,066,717
HEALTH CARE (4.4%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	572,383
Baxter International, Inc.	A	4.63	03/15/15	250,000	268,738
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,000,000	1,055,472
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,530,056
Cardinal Health, Inc.	A-	5.50	06/15/13	1,000,000	1,009,838
CIGNA Corp.	BBB	2.75	11/15/16	1,750,000	1,847,368
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,632,603
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	526,930
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	437,992
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	558,611
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	579,551
Medtronic, Inc.	A+	1.63	04/15/13	1,500,000	1,500,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	1,700,000	1,869,466
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	1,900,000	2,079,322
Thermo Fisher Scientific, Inc.	A-	4.50	03/01/21	1,600,000	1,754,987
					17,223,317
INDUSTRIALS (5.0%)
Black & Decker Corp.	A	5.75	11/15/16	500,000	579,814
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	504,722
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,107,283
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,056,232
Equifax, Inc.	BBB+	3.30	12/15/22	1,700,000	1,672,321
Flowserve Corp.	BBB-	3.50	09/15/22	1,500,000	1,516,641
Harsco Corp.	BBB-	5.75	05/15/18	1,850,000	2,052,978
Masco Corp.	BBB-	4.80	06/15/15	500,000	526,509
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,548,903
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	776,170
Roper Industries, Inc.	BBB	6.63	08/15/13	1,000,000	1,021,236
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,135,844
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	528,401
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	825,143

Textron, Inc.	BBB-	4.63	09/21/16	750,000	822,642
Union Pacific Corp.	A-	4.88	01/15/15	500,000	536,037
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,766,688
URS Corp.†	BBB-	5.00	04/01/22	300,000	314,984
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	520,388
					19,812,936
INFORMATION TECHNOLOGY (3.0%)
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	500,000	504,432
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	821,270
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	783,191
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,065,852
Fiserv, Inc.	BBB-	4.75	06/15/21	1,900,000	2,059,619
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,637,462
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,675,827
Motorola Solutions, Inc.	BBB	3.75	05/15/22	1,500,000	1,536,200
Tech Data Corp.	BBB-	3.75	09/21/17	1,500,000	1,562,312
					11,646,165
MATERIALS (3.1%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,583,094
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,770,701
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,006,552
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,046,472
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	783,866
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	537,207
Methanex Corp.	BBB-	3.25	12/15/19	1,750,000	1,765,192
Rock-Tenn Co.†	BBB-	3.50	03/01/20	600,000	613,351
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,010,000
					12,116,435
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,318,798

UTILITIES (2.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	583,860
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,061,754
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,165,524
CenterPoint Energy Resources	BBB+	7.88	04/01/13	750,000	750,000
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,712,706
Entergy Corp.	BBB-	4.70	01/15/17	600,000	655,175
Entergy New Orleans, Inc.	A-	5.25	08/01/13	1,000,000	1,012,051
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,036,653
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	654,506
TransAlta Corp.	BBB-	5.75	12/15/13	1,000,000	1,033,945
					10,666,174
TOTAL LONG-TERM DEBT SECURITIES (Cost: $363,960,435) 98.0%					384,900,239

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	0.03	04/18/13	3,000,000	2,999,950
U.S. Treasury Bill	A-1+	0.11	05/30/13	2,250,000	2,249,589
					5,249,539
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,249,539) 1.3%					5,249,539

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.2%					750,000

TOTAL INVESTMENTS (Cost: $369,959,974) 99.5%					390,899,778

OTHER NET ASSETS 0.5%	2,099,072

NET ASSETS 100.0%	$392,998,850

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.3%)
U.S. Treasury Note	AA+	0.13	12/31/14	7,000,000	6,987,967
U.S. Treasury Note	AA+	0.25	11/30/14	11,000,000	11,004,301
U.S. Treasury Note	AA+	0.25	07/15/15	6,000,000	5,995,314
U.S. Treasury Note	AA+	0.63	11/30/17	600,000	597,985
U.S. Treasury Note	AA+	0.75	02/28/18	34,000,000	33,992,039
U.S. Treasury Note	AA+	0.88	07/31/19	10,000,000	9,871,090
U.S. Treasury Note	AA+	1.63	08/15/22	8,000,000	7,896,872
U.S. Treasury Note	AA+	2.13	08/15/21	5,000,000	5,225,000
U.S. Treasury Strip	AA+	0.00	08/15/18	4,000,000	3,813,568
U.S. Treasury Strip	AA+	0.00	08/15/29	37,000,000	23,046,559
					108,430,695
U.S. GOVERNMENT AGENCIES (29.1%)
MORTGAGE-BACKED OBLIGATIONS (26.9%)
FHARM	AA+	0.77	04/01/37	463,818	489,742
FHARM	AA+	2.90	04/01/37	694,259	732,314
FHARM	AA+	3.38	04/01/42	955,916	984,596
FHARM	AA+	4.64	09/01/39	743,408	797,688
FHARM	AA+	5.24	02/01/36	373,743	398,341
FHARM	AA+	5.43	05/01/37	310,094	334,072
FHARM	AA+	5.77	03/01/37	177,787	188,717
FHLMC	AA+	2.50	09/01/27	2,889,114	2,996,921
FHLMC	AA+	2.50	12/01/27	3,284,557	3,407,120
FHLMC	AA+	3.00	06/01/27	1,309,278	1,378,802
FHLMC	AA+	3.00	08/01/27	1,577,784	1,661,566
FHLMC	AA+	3.00	07/01/42	1,471,373	1,536,301
FHLMC	AA+	3.50	08/01/42	2,267,279	2,392,836
FHLMC	AA+	3.50	01/01/43	2,193,746	2,315,231
FHLMC	AA+	3.50	01/01/43	2,687,583	2,836,416
FHLMC	AA+	3.50	02/01/43	3,102,862	3,266,935
FHLMC	AA+	3.50	03/01/43	2,396,804	2,529,534
FHLMC	AA+	4.00	05/01/24	389,129	413,567
FHLMC	AA+	4.00	02/01/25	979,604	1,041,126
FHLMC	AA+	4.00	05/01/26	1,089,220	1,157,626
FHLMC	AA+	4.00	12/01/34	1,050,217	1,121,555
FHLMC	AA+	4.00	12/15/38	500,000	538,131
FHLMC	AA+	4.00	07/01/41	2,103,882	2,236,273
FHLMC	AA+	4.00	12/01/41	1,177,162	1,251,238
FHLMC	AA+	4.00	06/01/42	1,293,923	1,375,345
FHLMC	AA+	4.00	07/01/42	3,874,647	4,118,467
FHLMC	AA+	4.50	03/01/34	1,231,823	1,321,656
FHLMC	AA+	4.50	08/01/34	898,176	963,116
FHLMC	AA+	4.50	08/15/35	366,859	407,194
FHLMC	AA+	5.00	02/01/26	242,009	261,889
FHLMC	AA+	5.00	08/01/35	1,623,927	1,754,788
FHLMC	AA+	5.50	03/01/21	327,126	353,855
FHLMC	AA+	5.50	07/01/32	657,171	715,236
FHLMC	AA+	5.50	01/15/33	644,034	722,744
FHLMC	AA+	5.50	05/01/33	1,101,664	1,204,167
FHLMC	AA+	5.50	01/15/35	592,544	627,849
FHLMC	AA+	5.50	06/01/37	2,136,110	2,319,510
FHLMC	AA+	6.00	07/15/29	453,152	505,062
FHLMC	AA+	6.00	03/15/32	489,501	550,374
FNMA	AA+	3.00	10/01/42	1,381,618	1,428,708
FNMA	AA+	3.50	03/01/32	1,642,111	1,746,385
FNMA	AA+	3.50	10/01/41	1,681,715	1,804,859
FNMA	AA+	3.50	12/01/41	2,293,895	2,461,865
FNMA	AA+	3.50	04/01/42	2,149,111	2,310,831

FNMA	AA+	3.50	04/01/42	1,906,417	2,014,367
FNMA	AA+	3.50	07/01/42	3,257,243	3,441,684
FNMA	AA+	3.50	08/01/42	2,955,788	3,123,160
FNMA	AA+	3.50	10/01/42	2,972,153	3,140,451
FNMA	AA+	4.00	05/01/19	659,747	707,749
FNMA	AA+	4.00	01/01/31	2,765,114	2,981,659
FNMA	AA+	4.00	11/01/33	2,231,188	2,393,369
FNMA	AA+	4.00	03/01/35	811,447	870,429
FNMA	AA+	4.00	06/01/39	1,081,991	1,154,045
FNMA	AA+	4.00	11/01/40	2,068,308	2,206,045
FNMA	AA+	4.00	12/01/40	1,486,711	1,585,717
FNMA	AA+	4.00	05/01/41	2,023,011	2,203,149
FNMA	AA+	4.50	05/01/18	436,910	471,161
FNMA	AA+	4.50	05/01/19	102,228	110,178
FNMA	AA+	4.50	06/01/19	232,092	250,141
FNMA	AA+	4.50	05/01/30	1,131,138	1,229,489
FNMA	AA+	4.50	04/01/31	1,626,905	1,767,344
FNMA	AA+	4.50	08/01/33	380,584	411,296
FNMA	AA+	4.50	08/01/33	348,790	377,155
FNMA	AA+	4.50	09/01/33	1,031,813	1,115,079
FNMA	AA+	4.50	10/01/33	1,056,664	1,141,934
FNMA	AA+	4.50	10/01/33	624,845	675,268
FNMA	AA+	4.50	05/01/34	369,968	399,592
FNMA	AA+	4.50	06/01/34	764,917	826,167
FNMA	AA+	4.50	07/01/34	557,857	602,526
FNMA	AA+	4.50	01/01/35	1,376,192	1,488,108
FNMA	AA+	4.50	08/01/35	853,507	920,250
FNMA	AA+	4.50	09/01/35	420,386	448,267
FNMA	AA+	4.50	12/01/35	781,206	842,294
FNMA	AA+	4.50	05/01/39	2,000,626	2,155,821
FNMA	AA+	4.50	05/01/39	1,866,145	2,010,907
FNMA	AA+	4.50	05/01/40	1,231,011	1,344,534
FNMA	AA+	4.50	11/01/40	1,589,895	1,715,215
FNMA	AA+	4.50	06/01/41	1,401,053	1,511,488
FNMA	AA+	4.50	10/01/41	2,378,517	2,567,485
FNMA	AA+	4.50	11/01/41	1,583,605	1,709,419
FNMA	AA+	4.50	01/01/42	298,960	322,711
FNMA	AA+	5.00	04/01/18	107,460	116,236
FNMA	AA+	5.00	09/01/18	492,665	532,901
FNMA	AA+	5.00	09/01/20	387,467	418,385
FNMA	AA+	5.00	10/01/20	723,951	781,719
FNMA	AA+	5.00	10/01/25	417,178	453,924
FNMA	AA+	5.00	09/01/33	2,209,856	2,407,960
FNMA	AA+	5.00	10/01/33	1,359,951	1,481,865
FNMA	AA+	5.00	11/01/33	1,282,748	1,397,741
FNMA	AA+	5.00	03/01/34	314,514	342,709
FNMA	AA+	5.00	04/01/34	198,141	215,532
FNMA	AA+	5.00	04/01/34	608,054	661,424
FNMA	AA+	5.00	04/01/35	622,958	676,468
FNMA	AA+	5.00	06/01/35	431,120	468,151
FNMA	AA+	5.00	09/01/35	816,148	886,252
FNMA	AA+	5.00	09/01/35	1,319,129	1,432,437
FNMA	AA+	5.00	11/25/35	2,500,000	2,739,763
FNMA	AA+	5.00	05/01/39	1,785,262	1,932,167
FNMA	AA+	5.00	09/25/40	1,638,442	1,844,235
FNMA	AA+	5.50	04/01/17	42,507	45,695
FNMA	AA+	5.50	05/01/17	80,494	86,530
FNMA	AA+	5.50	01/01/24	417,931	459,511
FNMA	AA+	5.50	03/01/24	934,059	1,026,112
FNMA	AA+	5.50	09/01/25	399,173	438,388
FNMA	AA+	5.50	11/01/26	320,038	350,878

FNMA	AA+	5.50	01/01/27	184,794	202,601
FNMA	AA+	5.50	03/01/33	484,925	533,170
FNMA	AA+	5.50	09/01/33	552,387	608,207
FNMA	AA+	5.50	10/01/33	1,060,356	1,167,507
FNMA	AA+	5.50	03/01/34	268,701	295,854
FNMA	AA+	5.50	03/01/34	587,327	646,677
FNMA	AA+	5.50	07/01/34	481,780	531,519
FNMA	AA+	5.50	09/01/34	206,051	227,324
FNMA	AA+	5.50	09/01/34	341,443	376,694
FNMA	AA+	5.50	09/01/34	573,970	631,433
FNMA	AA+	5.50	10/01/34	978,482	1,079,500
FNMA	AA+	5.50	02/01/35	414,865	455,103
FNMA	AA+	5.50	02/01/35	590,473	651,433
FNMA	AA+	5.50	04/01/35	687,549	754,234
FNMA	AA+	5.50	08/01/35	1,442,174	1,582,050
FNMA	AA+	5.50	02/25/37	465,120	511,175
FNMA	AA+	5.50	05/01/38	1,396,903	1,523,658
FNMA	AA+	5.50	11/01/38	401,065	432,193
FNMA	AA+	5.50	06/01/48	510,923	553,452
FNMA	AA+	6.00	03/01/17	76,107	81,658
FNMA	AA+	6.00	05/01/23	520,447	585,562
FNMA	AA+	6.00	01/01/25	333,970	372,415
FNMA	AA+	6.00	03/01/28	495,215	545,413
FNMA	AA+	6.00	04/01/32	105,882	119,162
FNMA	AA+	6.00	04/01/32	92,304	103,881
FNMA	AA+	6.00	05/01/32	493,066	554,910
FNMA	AA+	6.00	04/01/33	1,096,461	1,233,987
FNMA	AA+	6.00	11/01/34	467,139	520,914
FNMA	AA+	6.00	03/01/36	151,931	165,385
FNMA	AA+	6.00	12/01/36	512,463	562,647
FNMA	AA+	6.00	01/01/37	639,476	702,098
FNMA	AA+	6.00	03/01/37	558,636	606,358
FNMA	AA+	6.00	04/01/37	317,502	344,625
FNMA	AA+	6.00	05/01/37	185,761	201,631
FNMA	AA+	6.00	06/01/37	458,851	498,049
FNMA	AA+	6.00	07/01/37	289,831	317,851
FNMA	AA+	6.00	08/01/37	455,052	499,045
FNMA	AA+	6.00	12/01/37	203,459	223,128
FNMA	AA+	6.00	10/25/44	799,647	942,837
FNMA	AA+	6.00	02/25/47	1,745,991	1,991,612
FNMA	AA+	6.00	12/25/49	1,233,059	1,434,650
FNMA	AA+	6.50	09/01/16	19,003	20,264
FNMA	AA+	6.50	03/01/17	208,855	225,817
FNMA	AA+	6.50	05/01/17	12,255	13,251
FNMA	AA+	6.50	04/01/32	52,196	61,603
FNMA	AA+	6.50	05/01/32	109,948	129,763
FNMA	AA+	6.50	05/01/32	556,079	656,297
FNMA	AA+	6.50	09/01/36	288,572	319,266
FNMA	AA+	6.50	05/01/37	496,104	588,002
FNMA	AA+	6.50	07/01/37	115,448	136,834
FNMA	AA+	6.50	09/01/37	329,373	390,386
FNMA	AA+	6.50	05/01/38	512,276	607,586
FNMA	AA+	7.00	09/01/31	69,230	82,540
FNMA	AA+	7.00	01/25/44	665,775	802,527
FNMA	AA+	7.50	04/01/32	67,581	79,890
FNMA	AA+	7.50	06/01/32	166,669	197,025
FNMA	AA+	8.00	03/01/31	23,520	28,026
FNMA	AA+	8.00	04/01/32	33,003	39,359
FNMA	AA+	8.00	04/01/32	32,724	39,138
FNMA Strip	AA+	3.00	08/25/42	2,442,999	2,490,483
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,082,298

GNMA (3)	AA+	3.50	09/20/33	1,790,157	1,870,547
GNMA (3)	AA+	3.50	01/20/37	1,014,705	1,047,090
GNMA (3)	AA+	3.50	07/15/42	1,973,832	2,125,323
GNMA (3)	AA+	3.50	11/15/42	1,793,174	1,930,801
GNMA (3)	AA+	3.70	05/15/42	1,760,693	1,895,826
GNMA (3)	AA+	4.00	04/15/24	582,934	629,720
GNMA (3)	AA+	4.00	08/15/41	2,361,465	2,575,933
GNMA (3)	AA+	4.00	11/15/41	1,410,380	1,538,471
GNMA (3)	AA+	4.00	12/15/41	2,147,735	2,342,793
GNMA (3)	AA+	4.00	01/15/42	879,031	959,414
GNMA (3)	AA+	4.00	03/20/42	1,474,425	1,596,721
GNMA (3)	AA+	4.00	08/20/42	2,555,598	2,767,572
GNMA (3)	AA+	4.25	06/20/36	1,503,541	1,628,252
GNMA (3)	AA+	4.25	04/20/41	1,317,455	1,425,908
GNMA (3)	AA+	4.29	04/15/41	1,122,215	1,224,135
GNMA (3)	AA+	4.50	02/20/20	1,489,292	1,553,137
GNMA (3)	AA+	4.50	06/20/30	207,241	229,241
GNMA (3)	AA+	4.50	09/15/30	1,114,109	1,230,777
GNMA (3)	AA+	4.50	06/20/34	1,130,782	1,243,754
GNMA (3)	AA+	4.50	09/15/40	1,889,666	2,073,377
GNMA (3)	AA+	4.50	10/15/40	2,820,346	3,094,537
GNMA (3)	AA+	4.50	10/15/40	1,283,672	1,408,469
GNMA (3)	AA+	5.00	04/15/39	2,012,103	2,196,086
GNMA (3)	AA+	5.00	06/20/39	2,110,081	2,443,301
GNMA (3)	AA+	5.00	11/15/39	1,302,778	1,421,901
GNMA (3)	AA+	5.00	06/20/40	1,265,913	1,394,918
GNMA (3)	AA+	5.00	06/20/40	1,231,879	1,357,414
GNMA (3)	AA+	5.50	01/15/36	356,281	390,028
GNMA (3)	AA+	6.50	04/15/31	16,168	19,117
GNMA (3)	AA+	6.50	12/15/31	93,191	110,187
GNMA (3)	AA+	6.50	05/15/32	33,226	39,371
GNMA (3)	AA+	7.00	09/15/31	32,254	38,371
GNMA (3)	AA+	7.00	09/15/31	23,042	27,413
GNMA (3)	AA+	7.00	05/15/32	10,562	12,540
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	1,732,295	1,999,543
					218,597,129
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FNMA	AA+	0.00	10/09/19	20,000,000	17,724,280

CORPORATE DEBT (55.6%)
CONSUMER DISCRETIONARY (8.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,313,149
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,209,385
Best Buy Co., Inc.	BB	6.75	07/15/13	500,000	507,500
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,103,482
Darden Restaurants, Inc.	BBB	4.50	10/15/21	3,500,000	3,661,756
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,080,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,447,652
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,264,562
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,984,044
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	221,691
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,549,140
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	849,071
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,704,576
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,000,000
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,071,826
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,047,535
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,097,818
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,328,671
NVR, Inc.	BBB	3.95	09/15/22	3,000,000	3,079,530
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,370,036

Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,262,956
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,002,520
Staples, Inc.	BBB	4.38	01/12/23	3,700,000	3,733,278
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,213,076
Whirlpool Corp.	BBB-	4.85	06/15/21	1,000,000	1,100,778
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,287,332
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,013,080
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,195,000
					71,699,444
CONSUMER STAPLES (3.3%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	938,719
Avon Products, Inc.	BBB-	6.50	03/01/19	2,100,000	2,381,532
Beam, Inc.	BBB-	5.38	01/15/16	344,000	381,850
Cargill, Inc.†	A	5.00	11/15/13	500,000	513,216
ConAgra Foods, Inc.†	BBB-	4.95	08/15/20	1,500,000	1,717,658
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,335,288
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	3,000,000	3,200,343
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,562,790
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,591,899
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,139,406
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,121,044
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,963,371
					26,847,116
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,355,983
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,183,442
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,059,630
Energen Corp.	BBB	4.63	09/01/21	4,000,000	4,122,424
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,238,152
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,119,608
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,498,990
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,255,186
Murphy Oil Corp.	BBB	3.70	12/01/22	2,250,000	2,185,882
National Oilwell Varco, Inc.	A-	6.13	08/15/15	2,000,000	2,011,758
Noble Drilling Corp.	BBB+	7.50	03/15/19	2,000,000	2,393,652
Rowan Companies PLC	BBB-	4.88	06/01/22	3,500,000	3,804,476
Seacor Hldgs., Inc.	BB	7.38	10/01/19	2,775,000	3,015,745
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,255,926
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,637,885
					39,138,739
FINANCIALS (17.8%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,229,779
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,455,382
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,629,540
American Express Credit Corp.	A-	5.88	05/02/13	500,000	502,177
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,107,886
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	3,000,000	3,203,457
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,466,702
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,838,648
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,170,157
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,088,232
Capital One Financial Corp.	BBB	4.75	07/15/21	3,200,000	3,610,650
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,301,854
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,008,894
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,837,393
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	529,499
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,022,805
Genworth Financial, Inc.	BBB-	7.20	02/15/21	1,750,000	2,038,750
Genworth Financial, Inc.	BBB-	7.63	09/24/21	1,300,000	1,565,805
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,170,484
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	2,678,000	2,875,800

Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,166,291
HCP, Inc.	BBB+	5.65	12/15/13	2,000,000	2,069,044
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,446,944
Health Care REIT, Inc.	BBB-	3.63	03/15/16	750,000	794,612
Health Care REIT, Inc.	BBB-	3.75	03/15/23	750,000	754,806
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,955,698
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,977,068
Hospitality Properties Trust	BBB-	5.00	08/15/22	3,425,000	3,649,690
HSBC Finance Corp.	A	3.91	11/10/13	100,000	101,810
HSBC Finance Corp.	A	4.08	10/10/13	70,000	70,603
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,355,898
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,737,388
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,013,748
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,127,775
Markel Corp.	BBB	5.35	06/01/21	1,000,000	1,141,810
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	3,000,000	3,424,539
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,122,280
Morgan Stanley	A-	2.88	01/24/14	1,000,000	1,016,416
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,110,838
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	3,068,697
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	2,000,000	2,231,250
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,461,403
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,120,768
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,607,578
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,040,829
Protective Life Secured Trust	AA-	3.44	12/10/14	124,000	128,173
Protective Life Secured Trust	AA-	3.59	10/10/14	53,000	54,729
Protective Life Secured Trust	AA-	3.69	08/10/14	21,000	21,485
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,112,432
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,178,922
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,358,316
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,506,259
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,076,784
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,344,199
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,914,155
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,138,984
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,205,125
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,806,438
Ventas Realty LP/Capital Corp.	BBB	3.25	08/15/22	500,000	497,694
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,334,017
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,170,874
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,068,128
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,052,230
					145,190,621
HEALTH CARE (4.8%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,289,530
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,902,125
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,166,416
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	3,060,113
CIGNA Corp.	BBB	2.75	11/15/16	1,000,000	1,055,639
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,284,152
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,448,482
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,094,979
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,117,222
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,267,900
Medtronic, Inc.	A+	1.63	04/15/13	3,000,000	3,000,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	3,500,000	3,848,901
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,377,520
Thermo Fisher Scientific, Inc.	A-	4.50	03/01/21	3,000,000	3,290,601
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,224,852
					39,428,432

INDUSTRIALS (4.7%)
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,214,566
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	2,000,000	2,055,000
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	3,000,000	3,084,348
Dun & Bradstreet Corp.	BBB	4.38	12/01/22	1,000,000	1,016,671
Equifax, Inc.	BBB+	3.30	12/15/22	3,500,000	3,443,013
Flowserve Corp.	BBB-	3.50	09/15/22	3,500,000	3,538,829
Harsco Corp.	BBB-	5.75	05/15/18	3,000,000	3,329,154
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,318,525
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,326,928
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,097,806
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,069,786
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,180,882
URS Corp.†	BBB-	5.00	04/01/22	4,000,000	4,199,788
					37,875,296
INFORMATION TECHNOLOGY (3.1%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,109,508
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,402,405
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	417,702
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	657,590
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,175,208
Fiserv, Inc.	BBB-	4.63	10/01/20	2,800,000	3,033,139
Fiserv, Inc.	BBB-	4.75	06/15/21	1,000,000	1,084,010
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,274,923
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,351,654
Motorola Solutions, Inc.	BBB	3.75	05/15/22	3,500,000	3,584,466
Tech Data Corp.	BBB-	3.75	09/21/17	3,000,000	3,124,623
					25,215,228
MATERIALS (4.7%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,110,792
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,000,000	3,080,883
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,765,980
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	3,000,000	2,982,024
Geon Co.	BB+	7.50	12/15/15	3,750,000	4,089,450
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,013,104
Kinross Gold Corp.	NR	5.13	09/01/21	3,000,000	3,135,462
Lubrizol Corp.	AA+	5.50	10/01/14	2,000,000	2,148,826
Methanex Corp.	BBB-	3.25	12/15/19	2,900,000	2,925,175
Methanex Corp.	BBB-	5.25	03/01/22	600,000	669,114
Newmont Mining Corp.	BBB+	3.50	03/15/22	3,000,000	3,020,448
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,062,706
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,185,877
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,270,000
					38,459,841
TELECOMMUNICATION SERVICES (0.6%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,344,506
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,110,076
					4,454,582
UTILITIES (3.0%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	583,860
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	2,500,000	1,837,500
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,425,412
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,637,939
Entergy Corp.	BBB-	5.13	09/15/20	500,000	549,121
Entergy New Orleans, Inc.	A-	5.25	08/01/13	1,075,000	1,087,955
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,343,266
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	1,065,688
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,115,014
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,248,918
SCANA Corp.	BBB	4.13	02/01/22	3,100,000	3,255,787
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,877,883
					24,028,343

SOVEREIGN DEBT (0.6%)
Sri Lanka AID	NR	6.59	09/15/28	3,489,796	4,497,757

TOTAL LONG-TERM DEBT SECURITIES (Cost: $762,506,456) 98.6%					801,587,503

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill	A-1+	0.03	04/18/13	12,000,000	11,999,800
U.S. Treasury Bill	A-1+	0.05	04/18/13	10,000,000	9,999,694
					21,999,494
COMMERCIAL PAPER (0.2%)
Air Products & Chemicals†	A-1	0.12	04/17/13	1,800,000	1,799,886
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,799,380) 2.9%					23,799,380

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,707,500) 0.2%					1,707,500

TOTAL INVESTMENTS (Cost: $788,013,336) 101.7%					827,094,383

OTHER NET ASSETS -1.7%					(13,830,425)

NET ASSETS 100.0%					$813,263,958

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$1,799,835	0.1%
MID-CAP EQUITY INDEX FUND	$4,799,564	0.7%
COMPOSITE FUND	$742,441	0.4%
MONEY MARKET FUND	$16,847,492	19.1%
MID-TERM BOND FUND	$7,739,887	2.0%
BOND FUND	$24,132,173	3.0%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2013, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	569	E-mini S&P 500 Stock Index	P	June 2013	$44,458,815	$489,849	3.6%
ALL AMERICA FUND	56	E-mini S&P 500 Stock Index	P	June 2013	$4,375,560	$37,381	1.6%
MID-CAP EQUITY INDEX FUND	246	E-mini S&P MidCap 400 Stock Index	P	June 2013	$28,314,600	$637,665	3.9%

(a)         Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2013 was 0.15%.

(3)         U.S. Government guaranteed security.

(4)         Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2013, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2013, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,196,314,989	—	—	$1,196,314,989
Short-Term Debt Securities	—	$43,697,845	—	$43,697,845
Temporary Cash Investments	—	$750,000	—	$750,000
	$1,196,314,989	$44,447,845	—	$1,240,762,834

All America Fund
Common Stock - Indexed	$139,374,701	—	—	$139,374,701
Common Stock - Active	$128,891,606	—	—	$128,891,606
Convertible Preferred Stock	$160,702	—	—	$160,702
Short-Term Debt Securities	—	$5,699,229	—	$5,699,229
Temporary Cash Investments	—	$1,772,800	—	$1,772,800
	$268,427,009	$7,472,029	—	$275,899,038

Small Cap Value Fund
Common Stock	$310,597,628	—	—	$310,597,628
Convertible Preferred Stock	$1,229,831	—	—	$1,229,831
Short-Term Debt Securities	—	$12,899,379	—	$12,899,379
	$311,827,459	$12,899,379	—	$324,726,838

Small Cap Growth Fund
Common Stock	$304,454,506	—	—	$304,454,506
Short-Term Debt Securities	—	$5,999,748	—	$5,999,748
	$304,454,506	$5,999,748	—	$310,454,254

Mid Cap Value Fund
Common Stock	$60,690,680	—	—	$60,690,680
Short-Term Debt Securities	—	$1,699,836	—	$1,699,836
	$60,690,680	$1,699,836	—	$62,390,516

Mid-Cap Equity Index Fund
Common Stock	$697,772,373	—	—	$697,772,373
Short-Term Debt Securities	—	$27,797,784	—	$27,797,784
Temporary Cash Investments	—	$500,000	—	$500,000
	$697,772,373	$28,297,784	—	$726,070,157

International Fund
Common Stock	$125,918,609	—	—	$125,918,609
Short-Term Debt Securities	—	$399,987	—	$399,987
	$125,918,609	$399,987	—	$126,318,596

Composite Fund
Common Stock	$104,551,267	—	—	$104,551,267
U.S. Government Debt	—	$10,561,674	—	$10,561,674
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,752,413	—	$22,752,413
Corporate Long-Term Debt	—	$32,343,458	—	$32,343,458
Short-Term Debt	—	$2,699,787	—	$2,699,787
Temporary Cash Investments	—	$1,737,800	—	$1,737,800
	$104,551,267	$70,095,132	—	$174,646,399

Retirement Income Fund
Common Stock	$33,712,498	—	—	$33,712,498

2010 Retirement Fund
Common Stock	$22,058,896	—	—	$22,058,896

2015 Retirement Fund
Common Stock	$121,334,593	—	—	$121,334,593

2020 Retirement Fund
Common Stock	$189,762,216	—	—	$189,762,216

2025 Retirement Fund
Common Stock	$185,229,790	—	—	$185,229,790

2030 Retirement Fund
Common Stock	$153,972,102	—	—	$153,972,102

2035 Retirement Fund
Common Stock	$123,419,209	—	—	$123,419,209

2040 Retirement Fund
Common Stock	$108,445,416	—	—	$108,445,416

2045 Retirement Fund
Common Stock	$137,665,587	—	—	$137,665,587

2050 Retirement Fund
Common Stock	$4,291,666	—	—	$4,291,666

Conservative Allocation Fund
Common Stock	$91,389,334	—	—	$91,389,334

Moderate Allocation Fund
Common Stock	$246,147,063	—	—	$246,147,063

Aggressive Allocation Fund
Common Stock	$203,861,288	—	—	$203,861,288

Money Market Fund
U.S. Government Debt	—	$26,497,719	—	$26,497,719
U.S. Government Agency Short-Term Debt	—	$35,353,744	—	$35,353,744
Commercial Paper	—	$28,845,643	—	$28,845,643
Temporary Cash Investments	—	$624,900	—	$624,900
	—	$91,322,006	—	$91,322,006

Mid-Term Bond Fund
U.S. Government Debt	—	$169,139,121	—	$169,139,121
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$26,797	—	$26,797
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,589,277	—	$46,589,277
Corporate Debt	—	$169,145,044	—	$169,145,044
Short-Term Debt	—	$5,249,539	—	$5,249,539
Temporary Cash Investments	—	$750,000	—	$750,000
	—	$390,899,778	—	$390,899,778

Bond Fund
U.S. Government Debt	—	$108,430,695	—	$108,430,695
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$218,597,129	—	$218,597,129
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$17,724,280	—	$17,724,280
Long-Term Corporate Debt	—	$452,337,642	—	$452,337,642
Sovereign Debt	—	$4,497,757	—	$4,497,757
Short-Term Debt	—	$23,799,380	—	$23,799,380
Temporary Cash Investments	—	$1,707,500	—	$1,707,500
	—	$827,094,383	—	$827,094,383

Other Financial Instruments:*
Equity Index Fund	$489,849	—	—	$489,849
All America Fund	$37,381	—	—	$37,381
Mid-Cap Equity Index Fund	$637,665	—	—	$637,665

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three months ended March 31, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2013 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$387,198,732	$67,676,065	$88,545,948	$74,449,780	$14,209,727
Unrealized Depreciation	(47,074,213)	(14,816,754)	(7,679,109)	(7,490,408)	(2,031,842)
Net	$340,124,519	$52,859,311	$80,866,839	$66,959,372	$12,177,885
Cost of Investments	$900,638,315	$223,039,727	$243,859,999	$243,494,882	$50,212,631

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$197,643,213	$10,006,135	$30,819,690	$1,475,516	$1,757,545
Unrealized Depreciation	(26,059,512)	(1,663,763)	(3,439,981)	(95,607)	(96,893)
Net	$171,583,701	$8,342,372	$27,379,709	$1,379,909	$1,660,652
Cost of Investments	$554,486,456	$117,976,224	$147,266,690	$32,332,589	$20,398,244

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$13,265,410	$23,798,292	$26,314,170	$24,158,611	$20,639,274
Unrealized Depreciation	(1,449,849)	(1,770,617)	(1,108,920)	(955,891)	(680,272)
Net	$11,815,561	$22,027,675	$25,205,250	$23,202,720	$19,959,002
Cost of Investments	$109,519,032	$167,734,541	$160,024,540	$130,769,382	$103,460,207

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$18,881,264	$23,449,722	$206,286	$6,302,865	$38,090,045
Unrealized Depreciation	(458,406)	(506,961)	(5,824)	(572,441)	(7,519,451)
Net	$18,422,858	$22,942,761	$200,462	$5,730,424	$30,570,594
Cost of Investments	$90,022,558	$114,722,826	$4,091,204	$85,658,910	$215,576,469

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$38,792,979	$95	$21,180,352	$41,180,760
Unrealized Depreciation	(4,672,798)	(203)	(240,548)	(2,099,713)
Net	$34,120,181	$(108)	$20,939,804	$39,081,047
Cost of Investments	$169,741,107	$91,322,114	$369,959,974	$788,013,336

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99                                        Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman, President and
Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman, President and
Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 21, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 21, 2013